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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 5 of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the year ended 10/31/2003. These 5 series have a 4/31 fiscal year end.

Date of reporting period: October 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen Diversified Bond Fund: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen Diversified Bond Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

David K. Fowley, CFA
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	4/7/1998	2/11/1998

6-month return with sales charge	-3.85%	-4.34%	-1.37%	N/A

6-month return w/o sales charge	0.94%	0.58%	0.58%	1.09%

Average annual return *

1 year with sales charge	3.39%	2.79%	5.70%	N/A

1 year w/o sales charge	8.57%	7.79%	7.79%	8.87%

5 year	4.24%	4.16%	4.27%	5.53%

10 year	5.00%	5.06%	4.95%	5.58%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Diversified Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), Lehman Brothers Corporate Bond Index** (LBCBI) and the Consumer Price Index (CPI).

The LBABI and the LBCBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

**The Fund's index was changed to reflect that of the Lehman Brothers Corporate Bond Index (LBCBI) from the Lehman Brothers Aggregate Bond Index. Fund management believes that the change to the LBCBI appropriately reflects the investment strategy of the fund and more accurately reflects the fund's portfolio composition.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS A		2003	2002[1]	2001[2]	2000[2]	1999

Net asset value, beginning of period	$15.25	$14.63	$14.53	$14.28	$15.48	$15.92
Income from investment operations
Net investment income	0.34	0.82	0.83	0.97	0.97	0.97
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.20	0.64	0.13	0.25	-1.14	-0.44
Total from investment operations	0.14	1.46	0.96	1.22	-0.17	0.53
Distributions to shareholders from
Net investment income	-0.38	-0.84	-0.86	-0.97	-1.03	-0.97
Net asset value, end of period	$15.01	$15.25	$14.63	$14.53	$14.28	$15.48
Total return[3]	0.94%	10.31%	6.72%	8.81%	-1.06%	3.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$297,906	$322,963	$300,670	$314,274	$344,296	$444,273
Ratios to average net assets
Expenses[4]	1.13%[5]	1.09%	1.13%	1.15%	1.19%	1.23%
Net investment income	4.58%[5]	5.51%	5.68%	6.73%	6.65%	6.12%
Portfolio turnover rate	62%	109%	116%	176%	175%	141%

[1]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[1]
		Year Ended April 30,
CLASS B		2003[1]	2002[1,2]	2001[1]	2000[1]	1999

Net asset value, beginning of period	$15.25	$14.63	$14.53	$14.28	$15.48	$15.92
Income from investment operations
Net investment income	0.30	0.70	0.72	0.86	0.84	0.86
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.21	0.65	0.13	0.25	-1.12	-0.45
Total from investment operations	0.09	1.35	0.85	1.11	-0.28	0.41
Distributions to shareholders from
Net investment income	-0.33	-0.73	-0.75	-0.86	-0.92	-0.85
Net asset value, end of period	$15.01	$15.25	$14.63	$14.53	$14.28	$15.48
Total return[3]	0.58%	9.50%	5.93%	8.00%	1.80%	2.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,599	$27,252	$19,283	$23,392	$21,694	$43,729
Ratios to average net assets
Expenses[4]	1.83%[5]	1.84%	1.88%	1.90%	1.94%	1.97%
Net investment income	3.88%[5]	4.75%	4.92%	5.97%	5.86%	5.33%
Portfolio turnover rate	62%	109%	116%	176%	175%	141%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[1]
		Year Ended April 30,
CLASS C		2003[1]	2002[2]	2001[1]	2000[1]	1999

Net asset value, beginning of period	$15.25	$14.63	$14.53	$14.28	$15.48	$15.92
Income from investment operations
Net investment income	0.30	0.70	0.74	0.81	0.88	0.84
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.21	0.65	0.11	0.30	-1.16	-0.43
Total from investment operations	0.09	1.35	0.85	1.11	-0.28	0.41
Distributions to shareholders from
Net investment income	-0.33	-0.73	-0.75	-0.86	-0.92	-0.85
Net asset value, end of period	$15.01	$15.25	$14.63	$14.53	$14.28	$15.48
Total return[3]	0.58%	9.50%	5.93%	8.00%	-1.80%	2.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$43,332	$47,506	$4,008	$3,077	$603	$499
Ratios to average net assets
Expenses[4]	1.83%[5]	1.84%	1.88%	1.90%	1.93%	1.98%
Net investment income	3.89%[5]	4.78%	4.91%	5.82%	5.92%	5.33%
Portfolio turnover rate	62%	109%	116%	176%	175%	141%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS I1		2003[2]	2002[2,3]	2001[2]	2000[2]	1999

Net asset value, beginning of period	$15.25	$14.63	$14.53	$14.28	$15.48	$15.92
Income from investment operations
Net investment income	0.38	0.85	0.87	1.01	0.90	0.90
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.21	0.65	0.12	0.25	-1.04	-0.43
Total from investment operations	0.17	1.50	0.99	1.26	-0.14	0.47
Distributions to shareholders from
Net investment income	-0.41	-0.88	-0.89	-1.01	-1.06	-0.91
Net asset value, end of period	$15.01	$15.25	$14.63	$14.53	$14.28	$15.48
Total return	1.09%	10.59%	6.99%	9.08%	-0.81%	2.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,043	$3,235	$299	$980	$885	$3,478
Ratios to average net assets
Expenses[4]	0.83%[5]	0.87%	0.88%	0.90%	0.95%	0.99%
Net investment income	4.87%[5]	5.76%	5.91%	6.97%	6.89%	6.55%
Portfolio turnover rate	62%	109%	116%	176%	175%	141%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 1.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	AAA	$ 830,453	$ 829,922
Oakwood Mtge. Investors, Inc. Pass Thru, Ser. 1996-C, Class A5, 7.35%, 04/15/2027	AAA	2,540,974	2,661,808
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	AAA	2,500,000	2,782,088
Total Asset-Backed Securities			6,273,818
COLLATERALIZED MORTGAGE OBLIGATIONS 5.1%
Banc America, Inc., Ser. 2001-7, 2.13%, 01/27/2011 144A (h)	AA+	3,500,000	3,480,313
Criimi Mae Finl. Corp., Ser. 1, Class A, 7.00%, 01/01/2033	NR	2,003,300	2,157,155
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	NR	1,599,768	1,606,292
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	Aaa	1,576,274	1,639,788
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A (h)	A+	2,920,135	3,013,670
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.29%, 08/25/2028	AA-	2,784,000	3,231,814
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 01/15/2006	Aaa	1,000,000	1,035,508
Residential Funding Mtge. Securities I, Inc., Ser. 1999-S2, Class M-1, 6.50%, 01/25/2029	NR	2,765,665	2,767,393
Total Collateralized Mortgage Obligations			18,931,933
CORPORATE BONDS 80.2%
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.2%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	200,000	214,500
Dana Corp., 9.00%, 08/15/2011	BB	200,000	224,500
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	200,000	219,000
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	200,000	185,000
843,000
Automobiles 2.3%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	BBB	4,000,000	4,330,900
General Motors Corp., 8.375%, 07/15/2033	BBB	4,000,000	4,232,196
8,563,096
Distributors 0.1%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	B	200,000	210,000
Hotels, Restaurants & Leisure 0.2%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	200,000	220,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	200,000	219,000
Mohegan Tribal Gaming Authority, 6.375%, 07/15/2009 144A	BB-	200,000	205,750
644,750
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.3%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	$ 200,000	$ 237,500
KB Home, 8.625%, 12/15/2008 (p)	BB-	130,000	144,625
Meritage Corp., 9.75%, 06/01/2011	B+	200,000	223,000
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	200,000	207,500
WCI Communities, Inc., 9.125%, 05/01/2012	B	400,000	440,000
1,252,625
Media 8.4%
Citizens Communications Co., 7.625%, 08/15/2008	BBB	3,000,000	3,447,759
Clear Channel Communications, 4.625%, 01/15/2008	BBB-	4,000,000	4,120,844
Dex Media West LLC, 8.50%, 08/15/2010 144A	B	285,000	312,075
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	200,000	212,500
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	200,000	210,250
InterActiveCorp., 7.00%, 01/15/2013	BBB-	4,000,000	4,426,516
Liberty Media Corp., 5.70%, 05/15/2013 (p)	BBB-	4,500,000	4,409,064
Mediacom LLC, 9.50%, 01/15/2013	B+	200,000	191,000
News America, Inc.:
7.30%, 04/30/2028	BBB-	2,165,000	2,388,558
7.625%, 11/30/2028	BBB-	2,000,000	2,283,402
RH Donnelley Finance Corp., 10.875%, 12/15/2012	B+	175,000	209,563
Time Warner, Inc.:
6.95%, 01/15/2028	BBB+	2,000,000	2,084,988
7.625%, 04/15/2031	BBB+	2,500,000	2,803,802
Walt Disney Co., 5.875%, 12/15/2017	BBB+	4,000,000	4,059,688
31,160,009
Multi-line Retail 0.0%
Saks, Inc., 9.875%, 10/01/2011 (p)	BB	40,000	47,600
Specialty Retail 0.6%
Cole National Group, Inc., 8.875%, 05/15/2012	B	155,000	165,462
CSK Auto, Inc., 12.00%, 06/15/2006	B	200,000	226,000
Gap, Inc., 6.90%, 09/15/2007	BB+	200,000	218,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013 144A	B+	200,000	218,000
Michaels Stores, Inc., 9.25%, 07/01/2009	BB+	200,000	221,500
Office Depot, Inc., 10.00%, 07/15/2008 (p)	BB+	400,000	476,000
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011 (p)	B+	200,000	208,500
United Auto Group, Inc., 9.625%, 03/15/2012	B	400,000	444,000
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	100,000	107,500
2,285,462
CONSUMER STAPLES 5.2%
Beverages 2.6%
Coca Cola Enterprises, Inc., 8.50%, 02/01/2022	A	4,000,000	5,159,680
Pepsi Bottling Group, Inc., 5.625%, 02/17/2009 144A	A	4,000,000	4,346,784
9,506,464
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.5%
Albertsons, Inc., 7.50%, 02/15/2011 (p)	BBB	$4,000,000	$ 4,570,984
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	B	155,000	129,425
Delhaize America, Inc., 8.125%, 04/15/2011	BB+	4,000,000	4,435,000
Rite Aid Corp., 8.125%, 05/01/2010	B+	290,000	311,750
9,447,159
Food Products 0.1%
Dole Food, Inc., 7.25%, 06/15/2010	BB-	200,000	205,000
Michael Foods, Inc., Ser. B, 11.75%, 04/01/2011	B-	200,000	253,750
458,750
Household Products 0.0%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	100,000	104,000
ENERGY 7.1%
Energy Equipment & Services 3.9%
Amerenenergy Generating Co., Ser. F, 7.95%, 06/01/2032	A-	4,305,000	5,257,167
Calenergy, Inc., 7.52%, 09/15/2008	BBB-	4,000,000	4,556,096
Dresser, Inc., 9.375%, 04/15/2011	B	200,000	206,500
Panhandle Eastern Pipe Line Co., 4.80%, 08/15/2008 144A	BBB	4,000,000	4,089,652
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 (p)	B-	200,000	210,000
SESI LLC, 8.875%, 05/15/2011	BB-	200,000	216,000
14,535,415
Oil & Gas 3.2%
Alberta Energy Co., Ltd., 7.65%, 09/15/2010	A-	1,400,000	1,635,152
Amerada Hess Corp., 7.30%, 08/15/2031	BBB	4,000,000	4,030,300
Chesapeake Energy Corp., 8.125%, 04/01/2011	BB-	200,000	220,500
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	200,000	193,000
Louis Dreyfus Natural Gas Corp., 9.25%, 06/15/2004	BBB	4,110,000	4,270,200
Stone Energy Corp., 8.25%, 12/15/2011	B+	210,000	225,750
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	B	600,000	607,500
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	300,000	320,250
Westport Resources Corp., 8.25%, 11/01/2011	B+	400,000	443,000
11,945,652
FINANCIALS 26.7%
Capital Markets 2.2%
Greenpoint Financial Corp., 3.20%, 06/06/2008	BBB-	4,000,000	3,847,400
J.P. Morgan Chase & Co., 5.75%, 01/02/2013	A	4,000,000	4,205,912
8,053,312
Commercial Banks 1.6%
Banknorth Group, Inc., 3.75%, 05/01/2008	BBB	5,000,000	4,969,320
FBOP Corp., 10.00%, 01/15/2009 144A	NA	1,000,000	1,067,500
6,036,820
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 9.7%
Boeing Capital Corp., 5.65%, 05/15/2006 (p)	A	$4,000,000	$ 4,269,112
Bombardier Capital, Inc., 6.125%, 06/29/2006 144A	BBB-	4,000,000	4,260,000
Capital One Financial Corp., 7.25%, 05/01/2006 (p)	BB+	4,000,000	4,293,816
General Electric Capital Corp., 5.45%, 01/15/2013	AAA	6,000,000	6,207,552
HSBC Capital Funding LP, 4.61%, 12/13/2049 144A (p)	A-	4,000,000	3,723,752
ING Bank, 5.125%, 05/01/2015 144A	A+	4,000,000	3,955,560
International Lease Finance Corp., 6.375%, 03/15/2009	AA-	4,000,000	4,392,136
National Rural Utilities Cooperative Finance, 8.00%, 03/01/2032	A	4,000,000	4,909,992
36,011,920
Diversified Financial Services 4.7%
Citigroup, Inc., 6.625%, 06/15/2032	A+	4,000,000	4,342,452
Household Finance Corp., 5.75%, 01/30/2007	A	4,000,000	4,321,872
Pemex Finance, Ltd., 10.61%, 08/15/2017 144A	BBB+	190,000	248,597
Pemex Project Funding Master Trust, 8.625%, 02/01/2022	BBB-	4,000,000	4,380,000
Reed Elsevier Capital, Inc., 6.125%, 08/01/2006	A-	4,000,000	4,364,628
17,657,549
Insurance 4.2%
Aon Capital Trust A, 8.205%, 01/01/2027	BBB	4,000,000	4,515,512
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	200,000	216,000
Fund American Companies, Inc., 5.875%, 05/15/2013	BBB-	4,000,000	4,002,356
Prudential Properties, 7.125%, 07/01/2007 144A	A+	6,300,000	6,832,583
15,566,451
Real Estate 3.6%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	185,000	200,725
Health Care Property, Inc., 6.00%, 03/01/2015 REIT	BBB+	4,000,000	4,019,768
Host Marriott Corp., 7.125%, 11/01/2013 144A REIT	B+	200,000	200,750
LNR Property Corp., 7.625%, 07/15/2013 144A	B+	200,000	207,000
MeriStar Hospitality Corp., 9.00%, 01/15/2008	CCC+	200,000	211,000
Montpelier RE Hldgs., Ltd, 6.125%, 08/15/2013 REIT	BBB	4,500,000	4,554,148
Pan Pacific Retail Properties, Inc., 7.95%, 04/15/2011 REIT	BBB	3,250,000	3,837,103
13,230,494
Thrifts & Mortgage Finance 0.7%
American General Finance Corp., 5.91%, 06/12/2006	A+	1,000,000	1,079,836
Countrywide Funding Corp., 6.935%, 07/16/2007	A	1,500,000	1,665,044
2,744,880
HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.0%
NeighborCare, Inc., 6.875%, 11/15/2013 144A	B+	45,000	46,012
Health Care Providers & Services 0.4%
Express Scripts, Inc., 9.625%, 06/15/2009	BBB-	200,000	216,500
Extendicare Health Services, Inc., 9.50%, 07/01/2010 (p)	B	200,000	221,000
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	BB+	400,000	440,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	$ 200,000	$ 226,500
Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/2009	B+	400,000	435,000
1,539,000
Pharmaceuticals 1.1%
Bristol Myers Squibb Co., 4.00%, 08/15/2008 144A	AA-	4,000,000	4,056,324
INDUSTRIALS 7.3%
Aerospace & Defense 2.6%
Lockheed Martin Corp., 8.50%, 12/01/2029	BBB	4,000,000	5,216,256
Raytheon Co., 6.00%, 12/15/2010	BBB-	4,260,000	4,518,416
9,734,672
Airlines 1.0%
Southwest Airlines Co., 8.70%, 07/01/2011	A+	2,896,119	3,518,539
Commercial Services & Supplies 1.6%
Allied Waste, Inc., 10.00%, 08/01/2009 (p)	B+	200,000	218,500
Coinmach Corp., 9.00%, 02/01/2010	B	200,000	219,000
Iron Mountain, Inc.:
6.625%, 01/01/2016	B	70,000	68,600
8.625%, 04/01/2013	B	125,000	137,187
United Rentals North America, Inc.:
7.75%, 11/15/2013 144A (p)	B+	200,000	200,500
9.50%, 06/01/2008	B+	400,000	423,200
Wackenhut Corrections Corp., 8.25%, 07/15/2013 144A	B	125,000	133,125
Waste Management, Inc., 7.375%, 08/01/2010 (p)	BBB	4,000,000	4,632,044
6,032,156
Construction & Engineering 0.1%
Centex Corp., Ser. E, FRN, 3.13%, 11/22/2004	BBB	500,000	507,379
Machinery 0.9%
AGCO Corp., 8.50%, 03/15/2006	BB-	200,000	201,000
CNH Global N.V., 9.25%, 08/01/2011 144A	BB-	400,000	446,000
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	50,000	57,750
Niagara Mohawk Power Corp., 7.75%, 05/15/2006	A+	2,000,000	2,251,356
Terex Corp., 8.875%, 04/01/2008	B	475,000	497,562
3,453,668
Road & Rail 1.1%
Union Pacific Corp., 3.875%, 02/15/2009	BBB	4,000,000	3,958,480
INFORMATION TECHNOLOGY 1.1%
Computers & Peripherals 1.1%
IInternational Business Machines Corp., 5.875%, 11/29/2032	A+	4,000,000	3,994,264
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 7.0%
Chemicals 1.5%
Airgas, Inc., 9.125%, 10/01/2011	B+	$ 200,000	$ 224,500
Du Pont Ei De Nemours & Co., 5.875%, 05/11/2009	BB	4,000,000	4,352,000
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB-	200,000	210,000
FMC Corp., 10.25%, 11/01/2009	BB+	200,000	235,000
Huntsman International LLC, 11.625%, 10/15/2010 144A	B	290,000	279,850
Nalco Co., 7.75%, 11/15/2011 144A	B	130,000	135,850
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	200,000	231,000
5,668,200
Containers & Packaging 1.4%
Four M Corp., Ser. B, 12.00%, 06/01/2006	CCC+	200,000	202,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	BB	200,000	218,000
Owens-Illinois, Inc., 7.15%, 05/15/2005	B+	200,000	206,000
Sealed Air Corp., 6.95%, 05/15/2009 144A	BBB	4,000,000	4,422,480
Stone Container Corp., 9.75%, 02/01/2011	B	200,000	219,000
5,267,480
Metals & Mining 0.7%
Inco Ltd., 5.70%, 10/15/2015	BBB-	2,000,000	2,030,090
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	400,000	441,000
2,471,090
Paper & Forest Products 3.4%
Abitibi Consolidated, Inc., 7.875%, 08/01/2009	BB+	4,000,000	4,231,164
International Paper Co., 5.30%, 04/01/2015 144A	BBB	4,000,000	3,888,140
Weyerhaeuser Co., 7.375%, 03/15/2032	BBB	4,000,000	4,319,544
12,438,848
TELECOMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 5.4%
Bellsouth Telecommunications, 6.125%, 09/23/2008	A+	2,950,000	3,218,745
Insight Midwest LP, 10.50%, 11/01/2010 (p)	B+	200,000	210,000
Spieker LP, 8.00%, 07/19/2005	BBB+	3,500,000	3,795,694
Sprint Capital Corp., 6.375%, 05/01/2009	BBB-	4,000,000	4,221,128
TCI Communications, Inc., 8.75%, 08/01/2015	BBB	3,000,000	3,761,649
Telus Corp., 8.00%, 06/01/2011	BBB	4,250,000	4,894,602
20,101,818
Wireless Telecommunications Services 1.3%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	BBB	4,000,000	4,648,260
Nextel Communications, Inc., 6.875%, 10/31/2013	B+	100,000	101,875
4,750,135
UTILITIES 5.5%
Electric Utilities 1.1%
Commonwealth Edison Co., 5.875%, 02/01/2033	A-	4,000,000	3,947,244
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 1.3%
Kinder Morgan Energy Partners, 7.125%, 03/15/2012	BBB+	$4,000,000	$ 4,611,652
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	400,000	429,000
5,040,652
Multi-Utilities & Unregulated Power 3.1%
Alabama Power Co., 5.50%, 10/15/2017	A	2,000,000	2,064,616
Constellation Energy Group, Inc., 4.55%, 06/15/2015	BBB+	6,000,000	5,566,404
Duke Energy Corp., 8.25%, 10/15/2004	BBB+	3,000,000	3,160,383
Reliant Resources, Inc., 9.25%, 07/15/2010 144A	B	200,000	180,000
Valero Energy Corp., 6.125%, 04/15/2007	BBB	400,000	437,926
11,409,329
Total Corporate Bonds			298,240,698
MORTGAGE-BACKED SECURITIES 0.1%
FHLMC:
6.00%, 01/01/2032	AAA	27,688	28,431
7.50%, 09/01/2013-05/01/2015	AAA	244,400	260,303
FNMA, 7.00%, 07/01/2029	AAA	11,225	11,833
Total Mortgage-Backed Securities			300,567
YANKEE OBLIGATIONS-CORPORATE 7.9%
FINANCIALS 3.8%
Commercial Banks 2.5%
Banco Bradesco SA, 8.75%, 10/24/2013 144A	Baa1	5,000,000	5,125,000
HBOS Treasury Services plc, 3.75%, 09/30/2008 144A	AA	4,000,000	4,003,980
9,128,980
Insurance 1.3%
Axa SA, 8.60%, 12/15/2030	BBB+	4,000,000	4,946,764
INDUSTRIALS 1.1%
Industrial Conglomerates 1.1%
Tyco International Group SA, 6.125%, 11/01/2008	BBB-	4,000,000	4,225,000
MATERIALS 0.0%
Paper & Forest Products 0.0%
Tembec Industries, Inc., 7.75%, 03/15/2012	BB	150,000	139,875
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
France Telecom SA, 9.00%, 03/01/2011	BBB	4,000,000	4,833,720
Singapore Telecommunications, 7.375%, 12/01/2031 144A	A+	1,000,000	1,167,243
Telecom Italia Capital, Ser. A, 4.00%, 11/15/2008 144A (p)	BBB+	5,000,000	5,000,625
11,001,588
Total Yankee Obligations-Corporate			29,442,207
YANKEE OBLIGATIONS-GOVERNMENT 1.6%
United Mexican States, 5.875%, 01/15/2014 (p)	BBB-	6,000,000	5,889,000
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Fleet Capital Trust	20,000	528,700

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.8%
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bills:
0.93%, 02/12/2004 (f)	$200,000	199,478
0.97%, 02/12/2004 (f)	600,000	598,367
1.00%, 02/12/2004 (f)	350,000	349,018
1.02%, 02/12/2004 (f)	880,000	877,482
2,024,345

	Shares	Value

MUTUAL FUND SHARES 7.3%
Evergreen Institutional Money Market Fund (o)	6,744,228	6,744,228
Navigator Prime Portfolio (pp)	20,358,153	20,358,153
27,102,381
Total Short-Term Investments		29,126,726
Total Investments (cost $381,238,903) 104.5%		388,733,649
Other Assets and Liabilities (4.5%)		(16,855,276)
Net Assets 100.0%		$ 371,878,373

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations:
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 381,238,903
Net unrealized gains on securities	7,494,746

Market value of securities	388,733,649
Receivable for securities sold	568,299
Principal paydown receivable	214
Receivable for Fund shares sold	49,261
Interest receivable	6,073,924
Receivable for securities lending income	1,985
Prepaid expenses and other assets	178,416

Total assets	395,605,748

Liabilities
Dividends payable	1,601,280
Payable for securities purchased	722,833
Payable for Fund shares redeemed	544,930
Payable for securities on loan	20,358,153
Payable for daily variation margin on open futures contracts	378,125
Advisory fee payable	11,682
Distribution Plan expenses payable	13,142
Due to other related parties	3,050
Accrued expenses and other liabilities	94,180

Total liabilities	23,727,375

Net assets	$ 371,878,373

Net assets represented by
Paid-in capital	$ 430,899,456
Overdistributed net investment income	(2,119,852)
Accumulated net realized losses on securities, futures contracts
and foreign currency related transactions	(61,883,440)
Net unrealized gains on securities and futures contracts	4,982,209

Total net assets	$ 371,878,373

Net assets consists of
Class A	$ 297,905,505
Class B	27,598,530
Class C	43,331,704
Class I	3,042,634

Total net assets	$ 371,878,373

Shares outstanding
Class A	19,841,818
Class B	1,838,224
Class C	2,886,095
Class I	202,653

Net asset value per share
Class A	$ 15.01
Class A -- Offering price (based on sales charge of 4.75%)	$ 15.76
Class B	$ 15.01
Class C	$ 15.01
Class C -- Offering price (based on sales charge of 1.00%)	$ 15.16
Class I	$ 15.01

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$ 11,312,701

Expenses
Advisory fee	906,703
Distribution Plan expenses
Class A	477,028
Class B	140,261
Class C	233,774
Administrative services fee	198,006
Transfer agent fees	405,734
Trustees' fees and expenses	3,062
Printing and postage expenses	18,432
Custodian fees	52,022
Registration and filing fees	29,213
Professional fees	10,506
Other	22,329

Total expenses	2,497,070
Less: Expense reductions	(1,353)
Expense reimbursements	(1,598)

Net expenses	2,494,119

Net investment income	8,818,582

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(540,579)
Futures contracts	2,157,609

Net realized gains on securities and futures contracts	1,617,030
Net change in unrealized gains or losses on securities and futures contracts	(6,902,097)

Net realized and unrealized gains or losses on securities and futures contracts	(5,285,067)

Net increase in net assets resulting from operations	$ 3,533,515

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited)		April 30, 2003

Operations
Net investment income		$ 8,818,582		$ 20,996,142
Net realized gains on securities, futures contracts and foreign currency related transactions		1,617,030		9,731,009
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions		(6,902,097)		7,310,653

Net increase in net assets resulting from operations		3,533,515		38,037,804

Distributions to shareholders from
Net investment income
Class A		(7,966,655)		(18,272,267)
Class B		(603,260)		(1,184,413)
Class C		(1,005,984)		(2,206,336)
Class I		(84,439)		(67,251)

Total distributions to shareholders		(9,660,338)		(21,730,267)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	234,655	3,576,390	1,481,357	21,845,129
Class B	296,918	4,530,245	677,706	10,000,437
Class C	215,833	3,289,034	426,470	6,296,087
Class I	21,787	337,485	352,088	5,201,827

		11,733,154		43,343,480

Net asset value of shares issued in reinvestment of distributions
Class A	266,130	4,043,112	741,379	10,963,641
Class B	18,642	283,160	45,204	669,071
Class C	36,232	550,442	96,774	1,431,987
Class I	359	5,445	774	11,455

		4,882,159		13,076,154

Automatic conversion of Class B shares to Class A shares
Class A	8,725	132,940	32,698	486,881
Class B	(8,725)	(132,940)	(32,698)	(486,881)

		0		0

Payment for shares redeemed
Class A	(1,841,694)	(27,942,314)	(4,208,009)	(61,957,227)
Class B	(255,266)	(3,874,483)	(386,863)	(5,697,146)
Class C	(480,540)	(7,278,603)	(1,007,555)	(14,873,551)
Class I	(31,577)	(469,813)	(165,145)	(2,418,714)

		(39,565,213)		(84,946,638)

Net asset value of shares issued in acquisition
Class A	0	0	2,579,947	37,764,120
Class B	0	0	165,564	2,423,469
Class C	0	0	3,325,020	48,669,466
Class I	0	0	3,931	57,540

		0		88,914,595

Net increase (decrease) in net assets resulting from capital share transactions		(22,949,900)		60,387,591

Total increase (decrease) in net assets		(29,076,723)		76,695,128
Net assets
Beginning of period		400,955,096		324,259,968

End of period		$ 371,878,373		$ 400,955,096

Overdistributed net investment income		$ (2,119,852)		$ (558,241)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2003, the investment advisor reimbursed expenses relating to Class A shares in the amount of $1,598. Total amounts subject to recoupment as of October 31, 2003 were $8,555.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund's average daily net assets (on an annualized basis).

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Quality Income Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $599,698. The aggregate net assets of the Fund and Evergreen Quality Income Fund immediately prior to the acquisition were $321,141,608 and $88,914,595, respectively. The aggregate net assets of the Fund immediately after the acquisition were $410,056,203.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 9,836,956	$ 224,451,467	$ 15,349,993	$ 227,603,047

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At October 31, 2003, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	October 31, 2003	Loss

December 31, 2003	1,100 U.S. Treasury	$ 121,014,026	$ 123,526,563	$ 2,512,537
Bond Futures

The Fund loaned securities during the six months ended October 31, 2003 to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $19,990,496 and $20,358,153, respectively. During the six months ended October 31, 2003, the Fund earned $22,590 in income from securities lending which is included in interest income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $381,238,903. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,155,965 and $3,661,219, respectively, with a net unrealized appreciation of $7,494,746.

As of April 30, 2003, the Fund had $63,971,608 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2004	2007	2008	2009	2010

$ 21,337,135	$ 7,055,922	$ 19,652,642	$ 11,338,929	$ 4,586,980

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564353 rv1 12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen High Yield Bond Fund

Evergreen High Yield Bond Fund: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen High Yield Bond Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

6-month return with sales charge	2.27%	1.85%	4.89%	N/A

6-month return w/o sales charge	7.22%	6.85%	6.85%	7.38%

Average annual return*

1 year with sales charge	16.47%	16.38%	19.19%	N/A

1 year w/o sales charge	22.25%	21.38%	21.38%	22.58%

5 year	5.58%	5.53%	5.59%	6.87%

10 year	4.22%	4.28%	4.18%	4.86%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Yield Bond Fund Class A shares,1 versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS A		2003[1]	2002[2]	2001	2000	1999

Net asset value, beginning of period	$3.30	$3.29	$3.39	$3.72	$4.06	$4.53
Income from investment operations
Net investment income	0.12	0.27	0.27	0.33	0.34	0.36
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.11	0.01	-0.09	-0.33	-0.32	-0.46
Total from investment operations	0.23	0.28	0.18	0	0.02	-0.10
Distributions to shareholders from
Net investment income	-0.13	-0.27	-0.28	-0.33	-0.33	-0.37
Tax basis return of capital	0	0	0	0	-0.03	0
Total distributions to shareholders	-0.13	-0.27	-0.28	-0.33	-0.36	-0.37
Net asset value, end of period	$3.40	$3.30	$3.29	$3.39	$3.72	$4.06
Total return[3]	7.22%	9.42%	5.77%	0.15%	0.38%	-2.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$524,511	$484,346	$321,830	$322,330	$291,575	$353,488
Ratios to average net assets
Expenses[4]	1.02%[5]	1.11%	1.19%	1.25%	1.27%	1.21%
Net investment income	7.49%[5]	8.70%	8.27%	9.39%	8.57%	8.61%
Portfolio turnover rate	39%	80%	138%	140%	107%	170%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS B		2003[1]	2002[1,2]	2001	2000[1]	1999

Net asset value, beginning of period	$3.30	$3.29	$3.39	$3.72	$4.06	$4.53
Income from investment operations
Net investment income	0.12	0.25	0.24	0.34	0.31	0.27
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.10	0.01	-0.08	-0.37	-0.32	-0.40
Total from investment operations	0.22	0.26	0.16	-0.03	-0.01	-0.13
Distributions to shareholders from
Net investment income	-0.12	-0.25	-0.26	-0.30	-0.30	-0.34
Tax basis return of capital	0	0	0	0	-0.03	0
Total distributions to shareholders	-0.12	-0.25	-0.26	-0.30	-0.33	-0.34
Net asset value, end of period	$3.40	$3.30	$3.29	$3.39	$3.72	$4.06
Total return[3]	6.85%	8.61%	4.98%	-0.60%	-0.37%	-2.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$237,216	$173,002	$54,537	$33,844	$28,229	$47,713
Ratios to average net assets
Expenses[4]	1.72%[5]	1.84%	1.92%	2.00%	2.02%	1.95%
Net investment income	6.78%[5]	7.99%	7.49%	8.61%	7.79%	7.85%
Portfolio turnover rate	39%	80%	138%	140%	107%	170%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS C		2003[1]	2002[2]	2001	2000	1999

Net asset value, beginning of period	$3.30	$3.29	$3.39	$3.72	$4.06	$4.53
Income from investment operations
Net investment income	0.12	0.25	0.26	0.29	0.32	0.32
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.10	0.01	-0.10	-0.32	-0.33	-0.45
Total from investment operations	0.22	0.26	0.16	-0.03	-0.01	-0.13
Distributions to shareholders from
Net investment income	-0.12	-0.25	-0.26	-0.30	-0.30	-0.34
Tax basis return of capital	0	0	0	0	-0.03	0
Total distributions to shareholders	-0.12	-0.25	-0.26	-0.30	-0.33	-0.34
Net asset value, end of period	$3.40	$3.30	$3.29	$3.39	$3.72	$4.06
Total return[3]	6.85%	8.61%	4.98%	-0.60%	-0.37%	2.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$395,090	$290,914	$105,753	$80,753	$3,172	$1,999
Ratios to average net assets
Expenses[4]	1.73%[5]	1.85%	1.93%	2.00%	2.00%	1.94%
Net investment income	6.79%[5]	7.98%	7.52%	8.61%	7.80%	7.86%
Portfolio turnover rate	39%	80%	138%	140%	107%	170%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; and increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS I1		2003[2]	2002[3]	2001	2000	1999

Net asset value, beginning of period	$3.30	$3.29	$3.39	$3.72	$4.06	$4.53
Income from investment operations
Net investment income	0.13	0.28	0.29	0.34	0.35	0.36
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.11	0.01	-0.10	-0.33	-0.32	-0.45
Total from investment operations	0.24	0.29	0.19	0.01	0.03	-0.09
Distributions to shareholders from
Net investment income	-0.14	-0.28	-0.29	-0.34	-0.34	-0.38
Tax basis return of capital	0	0	0	0	-0.03	0
Total distributions to shareholders	-0.14	-0.28	-0.29	-0.34	-0.37	-0.38
Net asset value, end of period	$3.40	$3.30	$3.29	$3.39	$3.72	$4.06
Total return	7.38%	9.69%	6.04%	0.40%	0.64%	-1.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$35,071	$49,370	$10,011	$6,047	$6,153	$4,244
Ratios to average net assets
Expenses[4]	0.72%[5]	0.84%	0.92%	1.00%	1.01%	0.91%
Net investment income	7.79%[5]	9.05%	8.53%	9.63%	8.87%	9.14%
Portfolio turnover rate	39%	80%	138%	140%	107%	170%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 89.2%
CONSUMER DISCRETIONARY 29.9%
Auto Components 4.0%
Accuride Corp., 9.25%, 02/01/2008 (p)	CCC+	$ 6,250,000	$ 6,265,625
Dana Corp., 9.00%, 08/15/2011 (p)	BB	8,000,000	8,980,000
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	7,625,000	8,349,375
Keystone Automotive Operations, 9.75%, 11/01/2013 144A	B-	2,000,000	2,120,000
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	9,300,000	8,602,500
Tenneco Automotive, Inc., 11.625%, 10/15/2009	CCC+	1,475,000	1,537,688
TRW Automotive, Inc., 9.375%, 02/15/2013 144A	B+	8,000,000	9,120,000
United Components, Inc., 9.375%, 06/15/2013 144A	B	2,400,000	2,472,000
47,447,188
Hotels, Restaurants & Leisure 7.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	5,500,000	6,366,250
AMF Bowling Worldwide, Inc., 13.00%, 09/01/2008	B3	6,780,000	7,635,975
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	1,220,000	1,342,000
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	4,250,000	4,547,500
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 144A	B	8,000,000	8,400,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	5,550,000	5,903,812
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	6,995,000	7,659,525
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 (p)	BB-	6,000,000	6,945,000
Mohegan Tribal Gaming Authority, 8.00%, 04/01/2012	BB-	1,895,000	2,070,288
MTR Gaming Group, Inc., 9.75%, 04/01/2010	B+	9,430,000	9,972,225
Regal Cinemas Corp., 9.375%, 02/01/2012	B	4,500,000	5,107,500
Vail Resorts, Inc., 8.75%, 05/15/2009	B	4,300,000	4,541,875
Venetian Casino Resort LLC, 11.00%, 06/15/2010	B-	12,000,000	13,905,000
84,396,950
Household Durables 4.8%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	4,280,000	5,082,500
KB Home, 8.625%, 12/15/2008	BB-	2,270,000	2,525,375
Meritage Corp., 9.75%, 06/01/2011	B+	5,400,000	6,021,000
Schuler Homes, Inc., 10.50%, 07/15/2011 (p)	B+	5,000,000	5,731,250
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	11,185,000	11,604,437
Simmons Co., Ser. B, 10.25%, 03/15/2009	B	6,050,000	6,473,500
Standard Pacific Corp., 7.75%, 03/15/2013	BB	3,500,000	3,622,500
Technical Olympic USA, Inc.:
9.00%, 07/01/2010	B+	7,355,000	7,879,044
10.375%, 07/01/2012	B-	1,200,000	1,320,000
WCI Communities, Inc., 9.125%, 05/01/2012	B	6,800,000	7,480,000
57,739,606
Leisure Equipment & Products 1.1%
Hockey Co., 11.25%, 04/15/2009	B	4,650,000	5,277,750
ICON Health & Fitness, Inc., 11.25%, 04/01/2012 (p)	B-	7,000,000	7,665,000
12,942,750
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 5.8%
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	CCC-	$ 6,000,000	$ 4,845,000
Cinemark USA, Inc., 9.00%, 02/01/2013	B-	5,000,000	5,500,000
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	BB-	6,530,000	6,693,250
Dex Media East LLC:
9.875%, 11/15/2009	B	3,000,000	3,412,500
12.125%, 11/15/2012 (p)	B	3,000,000	3,633,750
Dex Media West LLC, 9.875%, 08/15/2013 144A	B	4,050,000	4,627,125
EchoStar DBS Corp., 6.375%, 10/01/2011 144A	BB-	10,000,000	10,000,000
Emmis Communications Corp.:
Ser. B, 8.125%, 03/15/2009	B-	765,000	804,206
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2006 †	B-	10,000,000	9,225,000
Lamar Media Corp., 7.25%, 01/01/2013	B	1,000,000	1,057,500
Mediacom LLC, 9.50%, 01/15/2013	B+	1,000,000	955,000
World Color Press, Inc., 8.375%, 11/15/2008	BBB-	5,250,000	5,567,462
XM Satellite Radio Inc., Sr. Disc. Note, Step Bond, 0.00%, 12/31/2005 r †	CCC+	15,000,000	12,937,500
69,258,293
Multi-line Retail 0.4%
Saks, Inc., 9.875%, 10/01/2011	BB	815,000	969,850
Transdigm, Inc., 8.375%, 07/15/2011 144A	B-	4,000,000	4,270,000
5,239,850
Specialty Retail 6.3%
Cole National Group, Inc., 8.875%, 05/15/2012	B	2,305,000	2,460,588
CSK Auto, Inc., 12.00%, 06/15/2006	B	8,155,000	9,215,150
Group 1 Automotive, Inc., 8.25%, 08/15/2013 144A	B+	2,700,000	2,943,000
Hollywood Entertainment Corp., 9.625%, 03/15/2011 (p)	B-	7,780,000	8,460,750
Michaels Stores, Inc., 9.25%, 07/01/2009	BB+	9,565,000	10,593,237
Mothers Work, Inc., 11.25%, 08/01/2010	B+	7,000,000	7,787,500
Office Depot, Inc., 10.00%, 07/15/2008	BB+	8,000,000	9,520,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013 144A	B+	3,765,000	3,689,700
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	B	5,730,000	6,761,400
Tempur-Pedic, Inc., 10.25%, 08/15/2010 144A	B-	2,000,000	2,230,000
United Auto Group, Inc., 9.625%, 03/15/2012	B	7,000,000	7,770,000
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	3,000,000	3,225,000
74,656,325
Textiles, Apparel & Luxury Goods 0.4%
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	B	4,000,000	4,325,000
CONSUMER STAPLES 6.4%
Food & Staples Retailing 1.7%
Rite Aid Corp.:
9.50%, 02/15/2011 (p)	B+	1,920,000	2,169,600
12.50%, 09/15/2006	B+	15,880,000	18,579,600
20,749,200
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 2.3%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	B-	$ 5,545,000	$ 6,085,638
Corn Products International, Inc., 8.45%, 08/15/2009	BBB-	5,150,000	5,806,625
Del Monte Corp., 8.625%, 12/15/2012 144A	B	3,000,000	3,330,000
Dole Food, Inc., 7.25%, 06/15/2010	BB-	5,465,000	5,601,625
Merisant, 9.50%, 07/15/2013 144A	B	4,375,000	4,746,875
Michael Foods, Inc., Ser. B, 11.75%, 04/01/2011	B-	1,000,000	1,268,750
26,839,513
Household Products 0.8%
Hines Nurseries, Inc., 10.25%, 10/01/2011 144A	B	3,500,000	3,762,500
Jarden Corp., 9.75%, 05/01/2012	B-	3,450,000	3,786,375
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008 (p)	B-	2,275,000	2,366,000
9,914,875
Personal Products 0.7%
Playtex Products, Inc., 9.375%, 06/01/2011 (p)	B-	8,000,000	7,940,000
Tobacco 0.9%
Commonwealth Brands, Inc.:
9.75%, 04/15/2008 144A	B-	2,500,000	2,762,500
10.625%, 09/01/2008 144A	B-	7,000,000	7,665,000
10,427,500
ENERGY 9.3%
Energy Equipment & Services 2.1%
Dresser, Inc., 9.375%, 04/15/2011	B	5,000,000	5,162,500
General Maritime Corp., 10.00%, 03/15/2013	B+	5,990,000	6,723,775
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 (p)	B-	8,300,000	8,715,000
SESI LLC, 8.875%, 05/15/2011	BB-	4,150,000	4,482,000
25,083,275
Oil & Gas 7.2%
Chesapeake Energy Corp., 8.125%, 04/01/2011	BB-	8,165,000	9,001,912
El Paso Energy Corp., 6.75%, 05/15/2009	B	17,000,000	14,535,000
El Paso Energy Partners LP, 8.50%, 06/01/2011 (p)	BB-	2,165,000	2,370,675
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	7,830,000	7,555,950
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	6,500,000	6,565,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	BB+	8,400,000	8,946,000
Peabody Energy Corp., 6.875%, 03/15/2013	BB-	2,380,000	2,516,850
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	BB-	1,500,000	1,620,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	B	2,730,000	2,989,350
Pride Petroleum Services, Inc., 9.375%, 05/01/2007 (p)	BB	2,548,000	2,637,180
Stone Energy Corp., 8.25%, 12/15/2011	B+	4,200,000	4,515,000
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	BB	5,000,000	5,325,000
9.625%, 04/01/2012 (p)	B	10,000,000	10,375,000
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Tom Brown, Inc., 7.25%, 09/15/2013	BB-	$ 4,000,000	$ 4,200,000
Tri-Union Development Corp.,12.50%, 06/01/2006	D	3,112,062	2,334,047
85,486,964
FINANCIALS 5.7%
Diversified Financial Services 0.7%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	BB+	5,500,000	5,720,000
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	BB-	1,000,000	1,085,000
Northern Telecom Capital Corp., 7.875%, 06/15/2026	B	1,500,000	1,507,500
8,312,500
Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	4,100,000	4,428,000
Real Estate 4.3%
CBRE Escrow, Inc., 9.75%, 05/15/2010 144A	B+	3,000,000	3,255,000
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	BB-	6,250,000	6,851,562
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT (p)	B+	5,600,000	6,076,000
Host Marriott Corp.:
7.125%, 11/01/2013 REIT 144A	B+	4,000,000	4,015,000
Ser. B, 7.875%, 08/01/2008 REIT 144A	B+	8,000,000	8,300,000
La Quinta Corp., 8.875%, 03/15/2011 REIT 144A	BB-	2,990,000	3,315,163
LNR Property Corp., 7.625%, 07/15/2013 144A	B+	7,800,000	8,073,000
MeriStar Hospitality Corp., 9.125%, 01/15/2011 REIT	CCC+	5,000,000	5,312,500
Universal City Development Partners, 11.75%, 04/01/2010 144A	B-	5,315,000	6,172,044
51,370,269
Thrifts & Mortgage Finance 0.3%
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	BB-	4,000,000	4,220,000
HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.5%
Kinetic Concepts, Inc., 7.375%, 05/15/2013 144A	B	1,500,000	1,545,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011 144A	B-	4,600,000	4,830,000
6,375,000
Health Care Providers & Services 2.2%
AmeriPath, Inc., 10.50%, 04/01/2013	B-	5,000,000	5,300,000
Extendicare Health Services, Inc., 9.50%, 07/01/2010 (p)	B	5,000,000	5,525,000
IASIS Healthcare Corp., 8.50%, 10/15/2009	B-	5,000,000	5,250,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	BB-	8,515,000	9,834,825
25,909,825
INDUSTRIALS 8.8%
Building Products 0.2%
Nortek, Inc., Ser. B, 8.875%, 08/01/2008	B+	1,900,000	1,990,250
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 5.1%
Allied Waste, Inc., 10.00%, 08/01/2009 (p)	B+	$ 17,000,000	$ 18,572,500
Coinmach Corp., 9.00%, 02/01/2010	B	5,000,000	5,475,000
Corrections Corporation of America, 7.50%, 05/01/2011	B	3,000,000	3,150,000
IMCO Recycling, Inc., 10.375%, 10/15/2010 144A	B-	4,000,000	3,980,000
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2007 144A †	B	5,000,000	3,750,000
Mobile Mini, Inc., 9.50%, 07/01/2013 144A	BB-	1,750,000	1,925,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	BB-	1,175,000	1,222,000
Newpark Resource, Inc., 8.625%, 12/15/2007	B+	3,500,000	3,631,250
Norcross Safety Products LLC, 9.875%, 08/15/2011 144A	B-	2,000,000	2,170,000
Service Corporation International, 6.00%, 12/15/2005	BB-	3,000,000	3,037,500
United Rentals North America, Inc.:
7.75%, 11/15/2013 144A	B+	4,525,000	4,536,312
10.75%, 04/15/2008 (p)	BB-	5,000,000	5,637,500
Wackenhut Corrections Corp., 8.25%, 07/15/2013 144A	B	3,350,000	3,567,750
60,654,812
Electrical Equipment 0.4%
Stoneridge, Inc., 11.50%, 05/01/2012 (p)	B	4,005,000	4,665,825
Machinery 2.9%
CNH Global N.V.,9.25%, 08/01/2011 144A	BB-	12,375,000	13,798,125
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	3,125,000	3,609,375
SPX Corp., 7.50%, 01/01/2013	BB+	2,815,000	3,019,088
Terex Corp.:
8.875%, 04/01/2008	B	2,000,000	2,095,000
10.375%, 04/01/2011 (p)	B	3,500,000	3,963,750
Wolverine Tube, Inc., 10.50%, 04/01/2009 (p)	BB-	9,040,000	8,723,600
35,208,938
Transportation Infrastructure 0.2%
Aviall, Inc., 7.625%, 07/01/2011	BB	1,750,000	1,833,125
Offshore Logistics, Inc., 6.125%, 06/15/2013	BB+	750,000	723,750
2,556,875
MATERIALS 12.1%
Chemicals 6.9%
Acetex Corp., 10.875%, 08/01/2009 (p)	B+	5,000,000	5,625,000
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB-	3,340,000	3,507,000
Ethyl Corp., 8.875%, 05/01/2010	B	2,200,000	2,299,000
FMC Corp., 10.25%, 11/01/2009	BB+	5,000,000	5,875,000
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A (n)	CCC+	4,500,000	2,272,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	B	5,000,000	5,381,250
Huntsman International LLC:
9.875%, 03/01/2009 144A	B-	4,280,000	4,536,800
11.625%, 10/15/2010 144A (p)	B	8,000,000	7,720,000
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
IMC Global, Inc., 10.875%, 08/01/2013 144A	B+	$ 6,155,000	$ 6,385,812
Lyondell Chemical Co.:
10.50%, 06/01/2013 (p)	BB-	7,000,000	7,245,000
Ser. A, 9.625%, 05/01/2007	BB-	4,130,000	4,212,600
Methanex Corp., 8.75%, 08/15/2012	BBB-	4,795,000	5,250,525
Millennium America, Inc., 9.25%, 06/15/2008	BB-	2,000,000	2,125,000
Nalco Co., 8.875%, 11/15/2013 144A	B	5,850,000	6,113,250
OM Group, Inc., 9.25%, 12/15/2011	B-	13,000,000	13,195,000
81,743,737
Containers & Packaging 2.9%
Four M Corp., Ser. B, 12.00%, 06/01/2006	CCC+	8,400,000	8,484,000
Jarden Corp., 9.75%, 05/01/2012	B-	5,570,000	6,113,075
Jefferson Smurfit Group, 7.50%, 06/01/2013	B	3,105,000	3,182,625
Owens-Brockway Glass Container, Inc.:
8.75%, 11/15/2012	BB	5,680,000	6,248,000
8.80%, 02/15/2009	BB	5,000,000	5,450,000
Stone Container Corp., 9.75%, 02/01/2011	B	5,000,000	5,475,000
34,952,700
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.:
7.20%, 11/15/2026	B-	4,350,000	4,415,250
10.125%, 02/01/2010 (p)	B-	9,500,000	10,877,500
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	3,380,000	3,726,450
19,019,200
Paper & Forest Products 0.7%
Georgia Pacific Corp., 8.125%, 05/15/2011 (p)	BB+	8,070,000	8,816,475
TELECOMMUNICATION SERVICES 12.1%
Diversified Telecommunication Services 6.9%
Alamosa Delaware, Inc., 13.625%, 08/15/2011	C	5,000,000	4,825,000
Crown Castle International Corp., 9.50%, 08/01/2011	CCC	2,000,000	2,200,000
Dobson Communications Corp., 8.875%, 10/01/2013 144A	CCC+	2,200,000	2,244,000
FairPoint Communications, Inc.:
11.875%, 03/01/2010	B	2,000,000	2,350,000
12.50%, 05/01/2010 (p)	B-	5,580,000	6,026,400
Insight Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 02/15/2006 † (p)	B-	6,000,000	4,230,000
Level 3 Communications, Inc., 9.125%, 05/01/2008 (p)	CC	22,750,000	20,759,375
MCI Communications Corp., 8.25%, 01/20/2023 (g)	C	5,000,000	4,162,500
Paxson Communications Corp.:
10.75%, 07/15/2008	CCC+	9,815,000	10,624,738
Sr. Disc. Note, Step Bond, 0.00%, 01/15/2006 †	CCC+	1,000,000	845,000
Qwest Communications International, Inc., Ser. B, 7.50%, 11/01/2008 (p)	CCC+	11,000,000	10,725,000
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
RCN Corp.:
10.125%, 01/15/2010	CCC	$ 5,000,000	$ 2,143,750
12.50%, 06/30/2008 h	CCC	10,050,314	10,301,572
Sr. Disc. Note, Step Bond, 9.80%, 02/15/2008 † (p)	CCC	3,000,000	1,335,000
82,772,335
Wireless Telecommunications Services 5.2%
American Tower Escrow Corp., 0.00%, 08/01/2008 (n)	CCC	4,250,000	2,932,500
Crown Castle International Corp., 9.50%, 08/01/2011 (p)	CCC	5,000,000	5,150,000
metroPCS, Inc., 10.75%, 10/01/2011 144A	CCC+	8,000,000	7,960,000
Nextel Communications, Inc.:
6.875%, 10/31/2013	B+	5,275,000	5,373,906
7.375%, 08/01/2015	B+	8,000,000	8,360,000
9.375%, 11/15/2009	B+	7,325,000	8,020,875
Nextel Partners, Inc., 11.00%, 03/15/2010 (p)	CCC+	12,100,000	13,461,250
Rural Cellular Corp., 9.75%, 01/15/2010	CCC	6,000,000	5,400,000
Western Wireless Corp., 9.25%, 07/15/2013 144A	CCC	4,785,000	5,024,250
61,682,781
UTILITIES 2.2%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010 144A	BB	2,250,000	2,418,750
Gas Utilities 0.8%
Semco Energy, Inc.:
7.125%, 05/15/2008 144A	BB	3,500,000	3,587,500
7.75%, 05/15/2013 144A	BB	4,500,000	4,657,500
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	1,500,000	1,608,750
9,853,750
Multi-Utilities & Unregulated Power 1.2%
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	4,000,000	3,600,000
9.50%, 07/15/2013 144A	B	11,250,000	10,068,750
13,668,750
Total Corporate Bonds			1,063,068,061
FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 0.0%
MATERIALS 0.0%
Containers & Packaging 0.0%
Crown European Holdings SA, 10.25%, 03/01/2011, EUR	B+	480,000	613,035
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 0.0%
FNMA, 8.00%, 06/01/2030	AAA	$ 157,431	$ 169,866
YANKEE OBLIGATIONS - CORPORATE 4.6%
CONSUMER DISCRETIONARY 1.6%
Media 1.6%
IMAX Corp., 7.875%, 12/01/2005	CCC+	4,061,200	4,122,118
Vivendi Universal SA:
6.25%, 07/15/2008 144A	BB	12,000,000	12,600,000
9.25%, 04/15/2010 144A	BB	2,375,000	2,772,812
19,494,930
INDUSTRIALS 0.8%
Marine 0.8%
CP Ships, Ltd., 10.375%, 07/15/2012	BB+	6,690,000	7,726,950
Stena AB, 9.625%, 12/01/2012	BB	2,000,000	2,190,000
9,916,950
MATERIALS 1.8%
Containers & Packaging 0.3%
Crown European Holdings SA, 9.50%, 03/01/2011	B+	3,250,000	3,623,750
Paper & Forest Products 1.5%
Ainsworth Lumber, Ltd., 12.50%, 07/15/2007 (p)	B-	5,820,000	6,707,550
Tembec Industries, Inc.:
7.75%, 03/15/2012	BB	7,660,000	7,142,950
8.50%, 02/01/2011	BB	3,525,000	3,419,250
17,269,750
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
Rogers Wireless, Inc., 9.625%, 05/01/2011	BB+	3,475,000	4,048,375
Total Yankee Obligations - Corporate			54,353,755

		Shares	Value

COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
IMAX Corp. * (p)		356,845	3,229,090
Sinclair Broadcast Group, Inc., Class A * (p)		187,500	2,182,500
5,411,590
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp. *		2,020	20
Tribo Petroleum Corp., Class A h *		3,425	34
54
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc + *	4,500	$ 45
INFORMATION TECHNOLOGY 0.0%
Computers & Peripherals 0.0%
Ampex Corp. *	167,840	360,856
IT Services 0.0%
DecisionOne Corp. h *	331,000	0
MATERIALS 0.9%
Chemicals 0.2%
OM Group, Inc. *	116,168	2,079,407
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	73,450	2,846,188
Inco, Ltd. r *	186,000	6,175,200
9,021,388
Total Common Stocks		16,873,340
PREFERRED STOCKS 1.3%
INDUSTRIALS 0.4%
Construction & Engineering 0.4%
CSC Holdings, Inc., Ser. M	40,000	4,200,000
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Dobson Communications Corp. (p)	68,040	7,279,790
Paxon Communications Corp.	42,600	4,015,050
11,294,840
Total Preferred Stocks		15,494,840
WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 2/15/2010 + *	1,500	15
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A *	4,000	6,500
Ono Finance plc, Expiring 5/31/2011 144A + *	4,500	45
6,545
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
RCN Corp., expiring 06/30/2013 h *	1,500,000	180,000
Wireless Telecommunications Services 0.1%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	575,875
Total Warrants		762,435
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 16.6%
MUTUAL FUND SHARES 16.6%
Evergreen Institutional Money Market Fund (o)	40,342,758	$ 40,342,758
Navigator Prime Portfolio (pp)	157,486,212	157,486,212
Total Short-Term Investments		197,828,970
Total Investments (cost $1,276,382,606) 113.2%		1,349,164,302
Other Assets and Liabilities (13.2%)		(157,277,294)
Net Assets 100.0%		$ 1,191,887,008

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
h	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
*	Non-income producing security
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.

Summary of Abbreviations:
EUR	Euro
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 1,276,382,606
Net unrealized gains on securities	72,781,696

Market value of securities	1,349,164,302
Receivable for securities sold	5,855,782
Receivable for Fund shares sold	7,743,144
Dividends and interest receivable	27,819,570
Receivable for securities lending income	26,820
Prepaid expenses and other assets	357,393

Total assets	1,390,967,011

Liabilities
Dividends payable	7,437,552
Payable for securities purchased	32,896,171
Payable for Fund shares redeemed	1,078,913
Payable for securities on loan	157,486,212
Advisory fee payable	27,597
Distribution Plan expenses payable	64,423
Due to other related parties	9,718
Accrued expenses and other liabilities	79,417

Total liabilities	199,080,003

Net assets	$ 1,191,887,008

Net assets represented by
Paid-in capital	$ 1,301,480,539
Overdistributed net investment income	(4,099,952)
Accumulated net realized losses on securities and foreign currency related transactions	(178,275,820)
Net unrealized gains on securities and foreign currency related transactions	72,782,241

Total net assets	$ 1,191,887,008

Net assets consists of
Class A	$ 524,510,914
Class B	237,215,773
Class C	395,089,689
Class I	35,070,632

Total net assets	$ 1,191,887,008

Shares outstanding
Class A	154,356,481
Class B	69,810,298
Class C	116,267,827
Class I	10,320,476

Net asset value per share
Class A	$ 3.40
Class A -- Offering price (based on sales charge of 4.75%)	$ 3.57
Class B	$ 3.40
Class C	$ 3.40
Class C -- Offering price (based on sales charge of 1.00%)	$ 3.43
Class I	$ 3.40

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$ 46,261,623
Dvidends	850,125

Total investment income	47,111,748

Expenses
Advisory fee	2,235,354
Distribution Plan expenses
Class A	755,976
Class B	1,061,369
Class C	1,776,202
Administrative services fee	553,713
Transfer agent fees	964,617
Trustees' fees and expenses	7,569
Printing and postage expenses	27,132
Custodian fees	136,894
Registration and filing fees	43,292
Professional fees	15,151
Interest expense	1,373
Other	30,227

Total expenses	7,608,869
Less: Expense reductions	(3,034)
Expense reimbursements	(4,833)

Net expenses	7,601,002

Net investment income	39,510,746

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	6,895,463
Foreign currency related transactions	9,178

Net realized gains on securities and foreign currency related transactions	6,904,641
Net change in unrealized gains or losses on securities and foreign currency related transactions	26,589,783

Net realized and unrealized gains or losses on securities and foreign currency related transactions	33,494,424

Net increase in net assets resulting from operations	$ 73,005,170

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited)		April 30, 2003

Operations
Net investment income		$ 39,510,746		$ 50,578,681
Net realized gains or losses on securities and foreign currency related transactions		6,904,641		(25,368,874)
Net change in unrealized gains or losses on securities and foreign currency related transactions		26,589,783		51,577,641

Net increase in net assets resulting from operations		73,005,170		76,787,448

Distributions to shareholders from
Net investment income
Class A		(20,032,262)		(29,171,333)
Class B		(7,670,939)		(7,030,222)
Class C		(12,839,919)		(12,248,231)
Class I		(1,476,567)		(2,196,536)

Total distributions to shareholders		(42,019,687)		(50,646,322)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	52,672,836	174,971,789	98,459,757	309,003,706
Class B	21,918,024	73,015,669	40,216,837	126,776,244
Class C	42,738,698	142,406,294	68,508,980	216,080,815
Class I	4,396,930	14,596,945	14,684,177	45,982,474

		404,990,697		697,843,239

Net asset value of shares issued in reinvestment of distributions
Class A	2,892,900	9,613,923	5,070,564	15,965,012
Class B	882,527	2,933,082	969,271	3,059,836
Class C	1,630,166	5,417,795	2,046,672	6,457,134
Class I	57,438	191,078	433,765	1,364,016

		18,155,878		26,845,998

Automatic conversion of Class B shares to Class A shares
Class A	145,508	484,708	325,688	1,024,351
Class B	(145,508)	(484,708)	(325,688)	(1,024,351)

		0		0

Payment for shares redeemed
Class A	(47,960,014)	(159,153,119)	(55,100,425)	(173,201,047)
Class B	(5,209,331)	(17,295,954)	(5,076,630)	(15,967,964)
Class C	(16,160,361)	(53,572,607)	(14,649,266)	(46,097,501)
Class I	(9,077,673)	(29,856,230)	(3,218,386)	(10,062,770)

		(259,877,910)		(245,329,282)

Net increase in net assets resulting from capital share transactions		163,268,665		479,359,955

Total increase in net assets		194,254,148		505,501,081
Net assets
Beginning of period		997,632,860		492,131,779

End of period		$ 1,191,887,008		$ 997,632,860

Overdistributed net investment income		$ (4,099,952)		$ (784,638)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $4,833. Total amounts subject to recoupment as of October 31, 2003 were $15,614.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2003 the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund's average daily net assets (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2003, the Fund paid brokerage commissions of $155,264 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $641,227,084 and $408,455,878, respectively, for the six months ended October 31, 2003.

During the six months ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $154,220,930 and $157,486,212, respectively. During the six months ended October 31, 2003, the Fund earned $132,186 in income from securities lending, which is included in interest income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $1,276,382,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $83,042,824 and $10,261,128, respectively, with a net unrealized appreciation of $72,781,696.

As of April 30, 2003, the Fund had $167,032,382 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$22,126,559	$33,005,032	$38,451,200	$57,513,490	$15,936,101

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2003, the Fund incurred and elected to defer post-October capital losses of $17,975,049.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended October 31, 2003, the Fund had average borrowings outstanding of $85,279 on an annualized basis at a rate of 1.61% and paid interest of $1,373.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564355 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Mortgage Portfolio

Evergreen Institutional Mortgage Portfolio: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
7	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen Institutional Mortgage Portfolio, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENTS STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 6/19/2002

Class I
Class inception date	6/19/2002

6-month return	0.18%

Average annual return

1 year	2.86%

Since portfolio inception	4.82%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Institutional Mortgage Portfolio Class I shares,1 versus a similar investment in the Merrill Lynch Mortgage Master Index (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30, 2003[1]
CLASS I
Net asset value, beginning of period	$10.18	$10.00
Income from investment operations
Net investment income	0.21	0.40
Net realized and unrealized gains or losses on securities	-0.19	0.23
Total from investment operations	0.02	0.63
Distributions to shareholders from
Net investment income	-0.22	-0.40
Net realized gains	0	-0.05
Total distributions to shareholders	-0.22	-0.45
Net asset value, end of period	$9.98	$10.18
Total return	0.18%	6.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$46,869	$28,423
Ratios to average net assets
Expenses[2]	0.20%[3]	0.12%[3]
Net investment income	4.18%[3]	4.74%[3]
Portfolio turnover rate	200%	148%

[1]   For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.6%
First USA Credit Card Master Trust, Ser. 2001-2, Class A, 1.21%, 11/20/2006 FRN	AAA	$ 120,000	$ 120,071
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	AAA	170,000	171,136
Total Asset-Backed Securities			291,207
COLLATERALIZED MORTGAGE OBLIGATIONS 25.2%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	441,000	498,863
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF2, Class A1, 7.11%, 10/15/2032	AAA	182,799	203,182
Commerce 2000, Ser. 2000-C1, Class A2, 7.42%, 08/15/2033	AAA	110,000	126,664
Comml. Mtge. Asset Trust, Ser. 1999-C2, Class A1, 7.29%, 11/17/2032	AAA	311,096	342,533
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2000-C1, Class A1, 7.33%, 07/15/2008	AAA	257,617	286,101
FHLMC:
Ser. 2115 Class BE, 5.50%, 04/15/2024	AAA	156,547	156,993
Ser. 2198, Class PG, 7.00%, 12/15/2028	AAA	50,024	50,851
Ser. 2228, Class PE, 7.50%, 04/15/2030	AAA	565,078	588,730
Ser. 2249, Class PG, 7.50%, 08/15/2030	AAA	56,984	60,082
Ser. 2301, Class BC, 6.50%, 04/15/2016	AAA	29,775	29,935
Ser. 2315, Class CK, 6.50%, 06/15/2030	AAA	335,484	340,306
Ser. 2403, Class VM, 7.00%, 07/15/2016	AAA	63,752	63,998
Ser. 2449, Class JM, 6.00%, 05/15/2027	AAA	46,799	46,793
Ser. 2564, Class BQ, 5.50%, 10/15/2017	AAA	420,000	433,073
Ser. 2631, Class MC, 5.00%, 02/15/2032	AAA	420,000	406,411
Ser. 2695, Class BG, 4.50%, 04/15/2032 (h)	AAA	360,000	337,644
Ser. 2698, Class TG, 4.50%, 11/15/2033 # (h)	AAA	665,000	622,041
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	AAA	488,480	523,895
FNMA:
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	AAA	600,000	627,327
Ser. 2002-16 Class PG, 6.00%, 04/25/2017	AAA	220,000	230,726
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	AAA	1,334,306	1,432,678
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	568,074	601,449
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	AAA	258,575	283,301
Ser. 2003, Class OJ, 4.00%, 10/01/2033 # (h)	AAA	440,000	430,760
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA	394,495	417,672
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	126,320	134,493
Ser. 2003-W15, Class 1A, 6.50%, 07/25/2043	AAA	480,000	516,266
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A-1, 7.18%, 09/15/2019	AAA	422,964	469,021
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	AAA	420,000	473,613
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	245,800	251,191
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	AAA	625,000	666,268
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Morgan Stanley Dean Witter Capital, Ser. 2002-IQ2, Class A3,
5.52%, 12/15/2035	AAA	$ 130,000	$ 137,992
Total Collateralized Mortgage Obligations			11,790,852
MORTGAGE-BACKED SECURITIES 58.2%
FHLMC:
4.50%, TBA #	AAA	3,145,000	2,989,715
5.00%, 08/01/2033-09/01/2033 ##	AAA	3,154,463	3,107,418
5.50%, TBA #	AAA	1,310,000	1,321,054
6.00%, 04/01/2014-05/01/2017	AAA	517,330	538,820
6.98%, 10/01/2010 (h)	AAA	454,697	516,900
7.20%, 10/01/2006 (h)	AAA	696,087	766,531
FNMA:
4.00%, TBA #	AAA	625,000	608,789
4.83%, 03/01/2013	AAA	695,130	694,887
5.63%, 11/01/2005	AAA	214,280	223,865
6.00%, 02/01/2014-05/01/2033	AAA	4,586,416	4,759,292
6.00%, TBA #	AAA	2,775,000	2,849,578
6.01%, 02/01/2012	AAA	334,398	362,404
6.09%, 12/01/2008	AAA	376,013	409,264
6.50%, 07/01/2032-08/01/2032 #	AAA	3,364,906	3,496,893
6.60%, 10/01/2004	AAA	311,232	316,462
6.65%, 12/01/2007	AAA	233,212	257,447
7.00%, 05/01/2032	AAA	208,032	219,095
7.02%, 07/01/2009	AAA	96,170	107,315
7.09%, 09/01/2006-07/01/2009	AAA	880,615	972,073
7.14%, 07/01/2009	AAA	288,823	323,876
7.16%, 01/01/2010	AAA	290,669	330,973
7.37%, 08/01/2006	AAA	371,173	406,850
7.44%, 07/01/2009	AAA	300,000	335,556
7.50%, 11/01/2029-12/01/2029	AAA	96,513	102,902
7.53%, 04/01/2010	AAA	476,406	551,723
GNMA, 5.00%, 07/20/2030	AAA	701,032	714,347
Total Mortgage-Backed Securities			27,284,029
U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Notes:
2.375%, 08/15/2006 ##	AAA	3,080,000	3,090,589
2.625%, 05/15/2008 ##	AAA	50,000	49,029
5.00%, 08/15/2011 ##	AAA	3,135,000	3,346,246
Total U.S. Treasury Obligations			6,485,864
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 11.4%
MUTUAL FUND SHARES 11.4%
Evergreen Institutional Money Market Fund (o)	5,321,009	$ 5,321,009
Total Investments (cost $51,294,501) 109.2%		51,172,961
Other Assets and Liabilities (9.2%)		(4,304,160)
Net Assets 100.0%		$ 46,868,801

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued security
##	All or portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced
See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 51,294,501
Net unrealized losses on securities	(121,540)

Market value of securities	51,172,961
Receivable for securities sold	7,138,257
Receivable for Fund shares sold	2,800
Interest receivable	246,851
Receivable from investment advisor	220
Prepaid expenses and other assets	11,165

Total assets	58,572,254

Liabilities
Dividends payable	171,618
Payable for securities purchased	11,131,780
Payable for Fund shares redeemed	385,000
Due to related parties	393
Accrued expenses and other liabilities	14,662

Total liabilities	11,703,453

Net assets	$ 46,868,801

Net assets represented by
Paid-in capital	$ 47,525,089
Undistributed net investment income	25,343
Accumulated net realized losses on securities	(560,091)
Net unrealized losses on securities	(121,540)

Total net assets	$ 46,868,801

Shares outstanding -- Class I	4,695,679

Net asset value per share -- Class I	$ 9.98

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$ 846,532
Income from affiliates	48,324

Total investment income	894,856

Expenses
Administrative services fee	20,422
Transfer agent fees	794
Trustees' fees and expenses	285
Printing and postage expenses	13,351
Custodian fees	5,677
Registration and filing fees	8,455
Professional fees	7,300
Other	1,027

Total expenses	57,311
Less: Expense reductions	(51)
Expense reimbursements	(16,417)

Net expenses	40,843

Net investment income	854,013

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(572,315)
Net change in unrealized gains or losses on securities	(299,767)

Net realized and unrealized gains or losses on securities	(872,082)

Net decrease in net assets resulting from operations	$ (18,069)

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited)		April 30, 2003 (a)

Operations
Net investment income		$ 854,013		$ 742,250
Net realized gains or losses on securities		(572,315)		136,383
Net change in unrealized gains or losses on securities		(299,767)		178,227

Net increase (decrease) in net assets resulting from operations		(18,069)		1,056,860

Distributions to shareholders from
Net investment income		(861,070)		(742,577)
Net realized gains		0		(91,432)

Total distributions to shareholders		(861,070)		(834,009)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	2,979,175	30,170,385	3,308,206	33,420,179
Net asset value of shares issued in reinvestment of distributions	26,460	264,946	37,752	383,776
Payment for shares redeemed	(1,103,200)	(11,110,683)	(552,714)	(5,603,514)

Net increase in net assets resulting from capital share transactions		19,324,648		28,200,441

Total increase in net assets		18,445,509		28,423,292
Net assets
Beginning of period		28,423,292		0

End of period		$ 46,868,801		$ 28,423,292

Undistributed net investment income		$ 25,343		$ 32,400

(a) For the period from June 19, 2002 (commencement of operations), to April 30, 2003.
See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio Fund (the "Fund"), (formerly, Evergreen Mortgage Securities Fund) is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For any reimbursements made after January 1, 2003, EIMC may recoup any amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. During the six months ended October 31, 2003, EIMC reimbursed expenses in the amount of $16,417, which represents 0.08% of the Fund's average daily net assets

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on (an annualized basis). Total amounts subject to recoupment as of October 31, 2003 were $36,010.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 101,303,361	$ 1,371,230	$ 74,190,865	$ 52,632

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $51,294,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $173,581 and $295,121, respectively, with a net unrealized depreciation of $121,540.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

9. SUBSEQUENT DISTRIBUTIONS

On November 18, 2003, the Fund declared distributions from short-term capital gains to shareholder of record on November 17, 2003. The per share amount payable on November 19, 2003 is $0.0064. These distributions are not reflected in the accompanying financial statements.

16

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564356 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Strategic Income Fund

Evergreen Strategic Income Fund: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen Strategic Income Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

6-month return with sales charge	-1.09%	-1.59%	1.32%	N/A

6-month return w/o sales charge	3.78%	3.41%	3.41%	3.95%

Average annual return*

1 year with sales charge	11.59%	11.35%	14.21%	N/A

1 year w/o sales charge	17.22%	16.35%	16.37%	17.53%

5 year	6.37%	6.24%	6.32%	7.86%

10 year	5.34%	5.04%	4.94%	5.92%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Income Fund Class A shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of October 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[1]
		Year Ended April 30,
CLASS A		2003[1]	2002[2]	2001[1]	2000	1999

Net asset value, beginning of period	$6.50	$5.83	$5.74	$6.12	$6.79	$7.21
Income from investment operations
Net investment income	0.17	0.38	0.35	0.52	0.53	0.51
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.68	0.16	-0.40	-0.63	-0.41
Total from investment operations	0.24	1.06	0.51	0.12	-0.10	0.10
Distributions to shareholders from
Net investment income	-0.18	-0.39	-0.32	-0.40	-0.49	-0.52
Tax basis return of capital	0	0	-0.10	-0.10	-0.08	0
Total distributions to shareholders	-0.18	-0.39	-0.42	-0.50	-0.57	-0.52
Net asset value, end of period	$6.56	$6.50	$5.83	$5.74	$6.12	$6.79
Total return[3]	3.78%	18.79%	9.37%	2.09%	-1.58%	1.58%
Ratios and supplemental data
Net assets, end of period (thousands)	$193,465	$173,842	$130,934	$122,223	$129,885	$162,192
Ratios to average net assets
Expenses[4]	1.18%[5]	1.19%	1.23%	0.87%	0.72%	1.02%
Net investment income	5.16%[5]	6.31%	6.02%	8.06%	8.36%	7.41%
Portfolio turnover rate	89%	129%	304%	322%	187%	222%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[1]
		Year Ended April 30,
CLASS B		2003	2002[2]	2001[1]	2000	1999

Net asset value, beginning of period	$6.52	$5.85	$5.75	$6.14	$6.81	$7.25
Income from investment operations
Net investment income	0.15	0.34	0.29	0.48	0.49	0.47
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.67	0.19	-0.41	-0.64	-0.44
Total from investment operations	0.22	1.01	0.48	0.07	-0.15	0.03
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.28	-0.36	-0.44	-0.47
Tax basis return of capital	0	0	-0.10	-0.10	-0.08	0
Total distributions to shareholders	-0.16	-0.34	-0.38	-0.46	-0.52	-0.47
Net asset value, end of period	$6.58	$6.52	$5.85	$5.75	$6.14	$6.81
Total return[3]	3.41%	17.87%	8.74%	1.18%	-2.29%	0.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$115,907	$107,968	$77,471	$83,347	$104,110	$120,669
Ratios to average net assets
Expenses[4]	1.88%[5]	1.94%	1.98%	1.61%	1.47%	1.76%
Net investment income	4.46%[5]	5.54%	5.27%	7.34%	7.60%	6.68%
Portfolio turnover rate	89%	129%	304%	322%	187%	222%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[1]
		Year Ended April 30,
CLASS C		2003[1]	2002[2]	2001[1]	2000	1999

Net asset value, beginning of period	$6.51	$5.84	$5.75	$6.13	$6.80	$7.24
Income from investment operations
Net investment income	0.15	0.34	0.32	0.46	0.49	0.45
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.67	0.15	-0.38	-0.64	-0.42
Total from investment operations	0.22	1.01	0.47	0.08	-0.15	0.03
Distributions to shareholders from
Net investment income	-0.16	-0.34	-0.28	-0.36	-0.44	-0.47
Tax basis return of capital	0	0	-0.10	-0.10	-0.08	0
Total distributions to shareholders	-0.16	-0.34	-0.38	-0.46	-0.52	-0.47
Net asset value, end of period	$6.57	$6.51	$5.84	$5.75	$6.13	$6.80
Total return[3]	3.41%	17.89%	8.56%	1.35%	-2.30%	0.55%
Ratios and supplemental data
Net assets, end of period (thousands)	$87,433	$68,207	$22,554	$16,746	$14,655	$16,265
Ratios to average net assets
Expenses[4]	1.88%[5]	1.93%	1.98%	1.63%	1.47%	1.77%
Net investment income	4.46%[5]	5.66%	5.25%	7.26%	7.61%	6.65%
Portfolio turnover rate	89%	129%	304%	322%	187%	222%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)[2]
		Year Ended April 30,
CLASS I1		2003[2]	2002[3]	2001[2]	2000	1999

Net asset value, beginning of period	$6.40	$5.74	$5.65	$6.02	$6.63	$7.04
Income from investment operations
Net investment income	0.18	0.41	0.35	0.51	0.55	0.51
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.64	0.17	-0.37	-0.59	-0.39
Total from investment operations	0.25	1.05	0.52	0.14	-0.04	0.12
Distributions to shareholders from
Net investment income	-0.19	-0.39	-0.33	-0.41	-0.49	-0.53
Tax basis return of capital	0	0	-0.10	-0.10	-0.08	0
Total distributions to shareholders	-0.19	-0.39	-0.43	-0.51	-0.57	-0.53
Net asset value, end of period	$6.46	$6.40	$5.74	$5.65	$6.02	$6.63
Total return	3.95%	19.09%	9.67%	2.41%	-0.61%	1.83%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,622	$13,406	$1,779	$1,584	$1,386	$1,647
Ratios to average net assets
Expenses[4]	0.89%[5]	0.94%	0.98%	0.62%	0.47%	0.75%
Net investment income	5.54%[5]	6.75%	6.27%	8.30%	8.63%	7.64%
Portfolio turnover rate	89%	129%	304%	322%	187%	222%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   As required, effective May 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 30.0%
CONSUMER DISCRETIONARY 9.6%
Auto Components 1.4%
Dana Corp., 9.00%, 08/15/2011	BB	$ 1,300,000	$ 1,459,250
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	1,500,000	1,642,500
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	1,300,000	1,202,500
TRW Automotive, Inc., 9.375%, 02/15/2013 144A	B+	1,300,000	1,482,000
5,786,250
Hotels, Restaurants & Leisure 2.6%
AMF Bowling Worldwide, Inc., 13.00%, 09/01/2008	B3	1,300,000	1,464,125
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	290,000	319,000
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	1,100,000	1,177,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	1,135,000	1,242,825
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 (p)	BB-	1,000,000	1,157,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	B+	1,000,000	1,057,500
Station Casinos, Inc., 9.875%, 07/01/2010	B+	1,000,000	1,116,250
Vail Resorts, Inc., 8.75%, 05/15/2009	B	1,000,000	1,056,250
Venetian Casino Resort LLC, 11.00%, 06/15/2010	B-	2,000,000	2,317,500
10,907,950
Household Durables 1.5%
Meritage Corp., 9.75%, 06/01/2011	B+	500,000	557,500
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007 144A	B-	1,300,000	1,348,750
Simmons Co., Ser. B, 10.25%, 03/15/2009	B	1,600,000	1,712,000
Standard Pacific Corp., 7.75%, 03/15/2013	BB	500,000	517,500
Technical Olympic USA, Inc., 9.00%, 07/01/2010	B+	850,000	910,562
WCI Communities, Inc., 9.125%, 05/01/2012	B	1,300,000	1,430,000
6,476,312
Leisure Equipment & Products 0.5%
Hockey Co., 11.25%, 04/15/2009	B	675,000	766,125
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	B-	1,100,000	1,204,500
1,970,625
Media 1.7%
AMC Entertainment, Inc., 9.875%, 02/01/2012 (p)	CCC+	1,100,000	1,212,750
Cinemark USA, Inc., 9.00%, 02/01/2013	B-	150,000	165,000
CSC Holdings, Inc., 7.625%, 04/01/2011	BB-	835,000	855,875
Dex Media West LLC, 9.875%, 08/15/2013 144A	B	445,000	508,413
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	2,360,000	2,507,500
Emmis Communications Corp.:
Ser. B, 8.125%, 03/15/2009	B-	170,000	178,712
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2011 †	B-	1,830,000	1,688,175
7,116,425
Multi-line Retail 0.0%
Saks, Inc., 9.875%, 10/01/2011	BB	135,000	160,650
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.9%
CSK Auto, Inc., 12.00%, 06/15/2006	B	$ 1,300,000	$ 1,469,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013 144A	B+	750,000	817,500
Hollywood Entertainment Corp., 9.625%, 03/15/2011	B-	1,300,000	1,413,750
Mothers Work, Inc., 11.25%, 08/01/2010	B+	1,300,000	1,446,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013 144A	B+	375,000	367,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	B	1,100,000	1,298,000
United Auto Group, Inc., 9.625%, 03/15/2012	B	1,300,000	1,443,000
8,255,000
CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.6%
Rite Aid Corp.:
9.50%, 02/15/2011 144A (p)	B+	600,000	678,000
12.50%, 09/15/2006	B+	1,400,000	1,638,000
2,316,000
Food Products 0.4%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	B-	750,000	823,125
Dole Food, Inc., 7.25%, 06/15/2010	BB-	1,000,000	1,025,000
1,848,125
ENERGY 2.9%
Energy Equipment & Services 0.8%
General Maritime Corp., 10.00%, 03/15/2013	B+	1,115,000	1,251,588
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B-	2,000,000	2,100,000
3,351,588
Oil & Gas 2.1%
Chesapeake Energy Corp., 8.125%, 04/01/2011	BB-	1,450,000	1,598,625
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	1,200,000	1,314,000
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	1,300,000	1,254,500
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	1,200,000	1,212,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	BB+	750,000	798,750
Peabody Energy Corp., 6.875%, 03/15/2013	BB-	440,000	465,300
Plains Exploration & Production Co. LP, 8.75%, 07/01/2012	B	1,300,000	1,423,500
Tri-Union Development Corp., 12.50%, 06/01/2006	D	908,500	681,375
8,748,050
FINANCIALS 2.0%
Diversified Financial Services 0.4%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	BB+	1,500,000	1,560,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	$ 1,300,000	$ 1,404,000
Real Estate 1.3%
Host Marriott Corp., 7.125%, 11/01/2013 REIT 144A	B+	1,500,000	1,505,625
La Quinta Corp., 8.875%, 03/15/2011 REIT 144A	BB-	520,000	576,550
LNR Property Corp., 7.625%, 07/15/2013 144A	B+	920,000	952,200
MeriStar Hospitality Corp., 9.125%, 01/15/2011 REIT	CCC+	1,200,000	1,275,000
Universal City Development Partners, 11.75%, 04/01/2010 144A	B-	885,000	1,027,706
5,337,081
HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.6%
Kinetic Concepts, Inc., 7.375%, 05/15/2013 144A	B	500,000	515,000
NeighborCare, Inc., 6.875%, 11/15/2013 144A	B+	1,125,000	1,150,313
Universal Hospital Services, Inc., 10.125%, 11/01/2011 144A	B-	1,000,000	1,050,000
2,715,313
Health Care Providers & Services 0.6%
AmeriPath, Inc., 10.50%, 04/01/2013 144A	B-	925,000	980,500
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	BB-	1,300,000	1,501,500
2,482,000
Pharmaceuticals 0.3%
Alpharma, Inc., 8.625%, 05/01/2011 144A	B+	1,050,000	1,052,625
INDUSTRIALS 2.9%
Commercial Services & Supplies 1.7%
Allied Waste, Inc., 10.00%, 08/01/2009 (p)	B+	2,500,000	2,731,250
Coinmach Corp., 9.00%, 02/01/2010	B	560,000	613,200
IMCO Recycling, Inc., 10.375%, 10/15/2010 144A	B-	1,000,000	995,000
Norcross Safety Products LLC, 9.875%, 08/15/2011 144A	B-	700,000	759,500
United Rentals North America, Inc., 10.75%, 04/15/2008 (p)	BB-	1,600,000	1,804,000
Wackenhut Corrections Corp., 8.25%, 07/15/2013 144A	B	390,000	415,350
7,318,300
Machinery 1.2%
AGCO Corp., 8.50%, 03/15/2006	BB-	1,100,000	1,105,500
CNH Global N.V., 9.25%, 08/01/2011 144A	BB-	1,500,000	1,672,500
SPX Corp., 7.50%, 01/01/2013	BB+	665,000	713,213
Terex Corp., 8.875%, 04/01/2008	B	1,500,000	1,571,250
5,062,463
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 4.9%
Chemicals 2.1%
Acetex Corp., 10.875%, 08/01/2009	B+	$ 1,000,000	$ 1,125,000
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB-	485,000	509,250
Ethyl Corp., 8.875%, 05/01/2010 144A	B	250,000	261,250
FMC Corp., 10.25%, 11/01/2009	BB+	920,000	1,081,000
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A (n)	CCC+	1,000,000	505,000
Huntsman International LLC:
9.875%, 03/01/2009 144A	B-	1,300,000	1,378,000
11.625%, 10/15/2010 144A	B	940,000	907,100
IMC Global, Inc., 10.875%, 08/01/2013 144A	B+	1,300,000	1,348,750
Lyondell Chemical Co.:
9.50%, 12/15/2008	BB-	50,000	50,250
Ser. A, 9.625%, 05/01/2007	BB-	740,000	754,800
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	940,000	1,085,700
9,006,100
Containers & Packaging 1.5%
Four M Corp., Ser. B, 12.00%, 06/01/2006	CCC+	1,045,000	1,055,450
Graphic Packaging International, Inc., 9.50%, 08/15/2013 144A	B-	1,000,000	1,117,500
Jarden Corp., 9.75%, 05/01/2012	B-	1,300,000	1,426,750
Jefferson Smurfit Group, 7.50%, 06/01/2013	B	1,300,000	1,332,500
Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012	BB	1,300,000	1,430,000
6,362,200
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.:
7.50%, 11/15/2006 (p)	B-	1,200,000	1,242,000
10.125%, 02/01/2010	B-	1,680,000	1,923,600
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	500,000	551,250
3,716,850
Paper & Forest Products 0.4%
Georgia Pacific Corp., 8.125%, 05/15/2011	BB+	1,600,000	1,748,000
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 1.4%
FairPoint Communications, Inc., 12.50%, 05/01/2010 (p)	B-	1,040,000	1,123,200
Paxson Communications Corp.:
10.75%, 07/15/2008	CCC+	1,250,000	1,353,125
Sr. Disc. Note, Step Bond, 0.00%, 01/15/2009 †	CCC+	650,000	549,250
Qwest Communications International, Inc., Ser. B, 7.50%, 11/01/2008 (p)	CCC+	1,500,000	1,462,500
RCN Corp., 12.50%, 06/30/2008 (h)	CCC	1,172,536	1,201,849
5,689,924
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 2.5%
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	BBB	$ 2,300,000	$ 2,632,645
Dobson Communications Corp., 10.875%, 07/01/2010	CCC+	1,300,000	1,436,500
Nextel Communications, Inc.:
6.875%, 10/31/2013	B+	720,000	733,500
7.375%, 08/01/2015	B+	2,000,000	2,090,000
Nextel Partners, Inc., 11.00%, 03/15/2010 (p)	CCC+	1,500,000	1,668,750
Rural Cellular Corp., 9.75%, 01/15/2010	CCC	1,500,000	1,350,000
Western Wireless Corp., 9.25%, 07/15/2013 144A	CCC	675,000	708,750
10,620,145
UTILITIES 1.3%
Multi-Utilities & Unregulated Power 0.5%
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	1,300,000	1,170,000
9.50%, 07/15/2013 144A	B	1,000,000	895,000
2,065,000
Water Utilities 0.8%
Nalco Co., 9.00%, 11/15/2013	B	3,000,000	3,622,477
Total Corporate Bonds			126,699,453
FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 3.9%
FINANCIALS 3.5%
Commercial Banks 3.5%
Realkredit Danmark, 5.00%, 10/01/2035, DKK	AAA	99,638,988	14,771,535
MATERIALS 0.4%
Containers & Packaging 0.4%
Crown European Holdings SA, 10.25%, 03/01/2011, EUR	B+	1,300,000	1,660,302
Total Foreign Bonds - Corporate			16,431,837
FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 29.4%
Australia:
6.75%, 11/15/2006, AUD	AAA	8,130,000	5,950,359
7.50%, 07/15/2005, AUD	AAA	15,440,000	11,317,396
Canada:
4.40%, 03/15/2008, CAD	AAA	5,200,000	3,989,334
5.75%, 09/01/2006, CAD	AAA	3,800,000	3,054,232
6.00%, 06/01/2008, CAD	AAA	8,870,000	7,267,617
Chile, 8.00%, 07/01/2008, CLP	A-	4,650,000,000	8,236,485
Hungary:
7.75%, 04/12/2005, HUF	NA	600,000,000	2,618,133
8.50%, 10/12/2005, HUF	A1	750,000,000	3,275,033
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
New Zealand:
6.50%, 04/15/2013, NZD	AAA	12,000,000	$ 7,507,730
8.00%, 11/15/2006, NZD	AAA	11,250,000	7,293,084
Poland, 5.00%, 10/24/2013, PLN	A-	27,000,000	5,659,886
South Africa, 13.00%, 08/31/2010, ZAR	A	40,000,000	7,016,240
Sweden:
3.50%, 04/20/2006, SEK	AAA	81,500,000	10,380,359
8.00%, 08/15/2007, SEK	AAA	77,500,000	11,256,723
United Kingdom, 7.25%, 12/07/2007, GBP	AAA	16,100,000	29,704,888
Total Foreign Bonds - Government			124,527,499
MORTGAGE-BACKED SECURITIES 0.1%
GNMA:
6.00%, 06/15/2031-09/15/2031	AAA	$ 221,830	229,311
7.50%, 04/15/2030-05/15/2031	AAA	403,089	430,819
8.00%, 10/15/2030	AAA	8,675	9,367
Total Mortgage-Backed Securities			669,497
U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Notes:
1.625%, 09/30/2005	AAA	26,000,000	25,928,916
2.625%, 05/15/2008	AAA	14,000,000	13,728,204
3.25%, 08/15/2007	AAA	13,074,000	13,303,318
4.375%, 05/15/2007-08/15/2012	AAA	4,433,000	4,681,845
4.875%, 02/15/2012	AAA	800,000	844,188
5.875%, 11/15/2004	AAA	460,000	481,688
Total U.S. Treasury Obligations			58,968,159
YANKEE OBLIGATIONS - CORPORATE 2.9%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
IMAX Corp., 7.875%, 12/01/2005 (p)	CCC+	638,100	647,672
Vivendi Universal SA, 6.25%, 07/15/2008 144A	BB	1,300,000	1,365,000
2,012,672
FINANCIALS 0.3%
Commercial Banks 0.3%
BBVA Bancomer Capital Trust, 10.50%, 02/16/2011	BB+	1,250,000	1,400,000
INDUSTRIALS 0.2%
Marine 0.2%
CP Ships, Ltd., 10.375%, 07/15/2012	BB+	675,000	779,625
MATERIALS 0.7%
Containers & Packaging 0.2%
Crown European Holdings SA, 9.50%, 03/01/2011	B+	500,000	557,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.5%
Ainsworth Lumber, Ltd., 12.50%, 07/15/2007	B-	$ 1,200,000	$ 1,383,000
Tembec Industries, Inc., 7.75%, 03/15/2012	BB	915,000	853,237
2,236,237
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc., 9.625%, 05/01/2011	BB+	745,000	867,925
UTILITIES 1.0%
Gas Utilities 1.0%
Gazprom, 9.625%, 03/01/2013 144A	B+	4,000,000	4,360,000
Total Yankee Obligations - Corporate			12,213,959
YANKEE OBLIGATIONS - GOVERNMENT 12.4%
Brazil:
9.25%, 10/22/2010	B+	3,250,000	3,256,500
10.00%, 01/16/2007	B+	1,000,000	1,083,500
Ser. L, 8.00%, 04/15/2014	B+	8,564,457	8,018,901
Colombia, 10.00%, 01/23/2012	BB	5,000,000	5,275,000
Mexico:
7.50%, 01/14/2012 (p)	BBB-	800,000	896,000
8.30%, 08/15/2031	BBB-	2,200,000	2,449,700
8.375%, 01/14/2011	BBB-	2,985,000	3,510,360
Panama, 9.375%, 07/23/2012	BB	850,000	962,624
Peru, 9.125%, 01/15/2008	BB-	2,700,000	3,181,950
Philippines, 9.375%, 01/18/2017	BB	7,560,000	8,060,850
Russia:
Ser. V, 3.00%, 05/14/2008	B	3,000,000	2,638,050
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 †	BB	6,000,000	5,595,000
Venezuela:
9.25%, 09/15/2027	B-	1,000,000	810,000
10.75%, 09/19/2013 144A (p)	B-	6,830,000	6,488,500
Total Yankee Obligations - Government			52,226,935

		Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * (p)		44,713	404,608
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp. *		590	6
Tribo Petroleum Corp., Class A h *		1,000	10
16
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A * +	2,000	$ 20
INFORMATION TECHNOLOGY 0.0%
Computers & Peripherals 0.0%
Ampex Corp. *	14,680	31,562
Total Common Stocks		436,206
WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc, Expiring 3/16/2011 144A * +	2,000	20
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 h *	175,000	21,000
Total Warrants		21,020
SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
Evergreen Institutional Money Market Fund (o)	17,500,452	17,500,452
Navigator Prime Portfolio (pp)	21,514,842	21,514,842
Total Short-Term Investments		39,015,294
Total Investments (cost $411,022,334) 102.1%		431,209,859
Other Assets and Liabilities (2.1%)		(8,783,537)
Net Assets 100.0%		$ 422,426,322

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
*	Non-income producing security.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

Summary of Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
DKK	Danish Krone
GBP	Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Franc
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
ZAR	South African Rand
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 411,022,334
Net unrealized gains on securities	20,187,525

Market value of securities	431,209,859
Foreign currency, at value (cost $12,952,087)	12,924,217
Receivable for securities sold	262,065
Receivable for Fund shares sold	1,416,582
Interest receivable	7,212,813
Receivable for closed forward foreign currency exchange contracts	601,860
Unrealized gains on forward foreign currency exchange contracts	150,546
Receivable for securities lending income	2,566
Prepaid expenses and other assets	132,184

Total assets	453,912,692

Liabilities
Dividends payable	2,031,109
Payable for securities purchased	6,227,353
Payable for Fund shares redeemed	392,251
Payable for closed forward foreign currency exchange contracts	627,385
Unrealized losses on forward foreign currency exchange contracts	619,905
Payable for securities on loan	21,514,842
Advisory fee payable	12,932
Distribution Plan expenses payable	21,431
Due to other related parties	3,463
Accrued expenses and other liabilities	35,699

Total liabilities	31,486,370

Net assets	$ 422,426,322

Net assets represented by
Paid-in capital	$ 464,033,968
Undistributed net investment income	5,046,621
Accumulated net realized losses on securities and foreign currency related transactions	(66,423,122)
Net unrealized gains on securities and foreign currency related transactions	19,768,855

Total net assets	$ 422,426,322

Net assets consists of
Class A	$ 193,465,171
Class B	115,906,690
Class C	87,432,954
Class I	25,621,507

Total net assets	$ 422,426,322

Shares outstanding
Class A	29,504,167
Class B	17,622,847
Class C	13,314,122
Class I	3,968,155

Net asset value per share
Class A	$ 6.56
Class A -- Offering price (based on sales charge of 4.75%)	$ 6.89
Class B	$ 6.58
Class C	$ 6.57
Class C -- Offering price (based on sales charge of 1.00%)	$ 6.64
Class I	$ 6.46

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $66,282)	$ 13,109,018

Expenses
Advisory fee	965,436
Distribution Plan expenses
Class A	284,450
Class B	577,727
Class C	411,058
Administrative services fee	206,695
Transfer agent fees	405,110
Trustees' fees and expenses	4,402
Printing and postage expenses	15,232
Custodian fees	167,021
Registration and filing fees	27,644
Professional fees	11,750
Other	18,750

Total expenses	3,095,275
Less: Expense reductions	(1,828)
Expense reimbursements	(864)

Net expenses	3,092,583

Net investment income	10,016,435

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	21,964,693
Foreign currency related transactions	(1,890,228)

Net realized gains on securities and foreign currency related transactions	20,074,465
Net change in unrealized gains or losses on securities and foreign currency related transactions	(17,038,251)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	3,036,214

Net increase in net assets resulting from operations	$ 13,052,649

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited)		April 30, 2003

Operations
Net investment income		$ 10,016,435		$ 16,636,410
Net realized gains on securities and foreign currency related transactions		20,074,465		4,754,266
Net change in unrealized gains or losses on securities and foreign currency related transactions		(17,038,251)		28,219,401

Net increase in net assets resulting from operations		13,052,649		49,610,077

Distributions to shareholders from
Net investment income
Class A		(5,280,239)		(9,217,057)
Class B		(2,806,183)		(4,966,809)
Class C		(1,996,812)		(2,202,780)
Class I		(760,495)		(458,398)

Total distributions to shareholders		(10,843,729)		(16,845,044)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,633,555	36,918,328	8,487,148	51,662,571
Class B	3,214,080	21,085,987	6,708,216	40,780,947
Class C	4,978,517	32,682,387	8,054,040	49,183,588
Class I	788,998	5,111,413	840,724	5,020,580

		95,798,115		146,647,686

Net asset value of shares issued in reinvestment of distributions
Class A	423,684	2,758,117	975,606	5,929,744
Class B	193,239	1,261,326	459,976	2,804,647
Class C	125,552	818,266	183,976	1,129,873
Class I	34,278	218,115	21,899	134,122

		5,055,824		9,998,386

Automatic conversion of Class B shares to Class A shares
Class A	218,898	1,435,185	540,589	3,247,744
Class B	(218,232)	(1,435,185)	(538,733)	(3,247,744)

		0		0

Payment for shares redeemed
Class A	(3,531,167)	(22,978,558)	(5,697,864)	(34,377,442)
Class B	(2,136,336)	(13,899,149)	(3,299,332)	(19,950,381)
Class C	(2,274,056)	(14,814,423)	(1,615,262)	(9,838,968)
Class I	(4,459,320)	(28,045,000)	(614,239)	(3,675,494)

		(79,737,130)		(67,842,285)

Net asset value of shares issued in acquisitions
Class I	5,508,003	35,677,970	1,537,823	9,114,878

Net increase in net assets resulting from capital share transactions		56,794,779		97,918,665

Total increase in net assets		59,003,699		130,683,698
Net assets
Beginning of period		363,422,623		232,738,925

End of period		$ 422,426,322		$ 363,422,623

Undistributed net investment income		$ 5,046,621		$ 6,166,568

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Income Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $864. Total amounts subject to recoupment as of October 31, 2003 were $4,485.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund's average daily net assets on an annualized basis.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITIONS

Effective on the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Offit Emerging Market Bond Fund in a tax-free exchange for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,059,466. The aggregate net assets of the Fund and Evergreen Offit Emerging Market Bond Fund immediately prior to the acquisition were $404,982,529 and $35,677,970, respectively. The aggregate net assets of the Fund immediately after the acquisition were $440,660,499.

Effective on the close of business on November 8, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of OFFIT Total Return Fund in a tax-free exchange for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $184,130. The aggregate net assets of the Fund and OFFIT Total Return Fund immediately prior to the acquisition were $269,123,098 and $9,114,878, respectively. The aggregate net assets of the Fund immediately after the acquisition were $278,237,976.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$105,485,000	$267,176,512	$75,174,588	$260,169,545

At October 31, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange		U.S. Value at	In Exchange	Unrealized
Date	Contracts to Receive	October 31, 2003	for U.S. $	Loss

11/04/2003	3,000,000 EUR	$3,482,758	$3,488,310	$5,552

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Sell:

Exchange			U.S. Value at	In Exchange	Unrealized
Date	Contracts to Deliver		October 31, 2003	for U.S. $	Gain (Loss)

11/04/2003	1,380,000,000	JPY	$12,534,443	$12,684,989	$150,546
12/11/2003	45,000,000	ZAR	6,481,367	5,867,014	(614,353)

During the six months ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $21,092,865 and $21,514,842, respectively. During the six months ended October 31, 2003, the Fund earned $12,421 in income from securities lending which is included in interest income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $411,022,334. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,525,752 and $4,338,227, respectively, with a net unrealized appreciation of $20,187,525.

As of April 30, 2003, the Fund had $81,352,258 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2004	2008	2009	20010

$35,072,322	$12,246,758	$14,759,243	$19,273,935

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2003, the Fund incurred and elected to defer post-October losses of $5,129,861.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564358 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen U.S. Government Fund

Evergreen U.S. Government Fund: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	STATEMENT OF CASH FLOWS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen U.S. Government Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

6-month return with sales charge	-4.86%	-5.39%	-2.40%	N/A

6-month return w/o sales charge	-0.11%	-0.47%	-0.47%	0.04%

Average annual return*

1 year with sales charge	-2.15%	-3.02%	-0.03%	N/A

1 year w/o sales charge	2.70%	1.96%	1.96%	2.98%

5 year	4.27%	4.16%	4.29%	5.55%

10 year	5.24%	4.99%	4.93%	6.02%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen U.S. Government Fund Class A shares,1 versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS A		2003	2002[1]	2001	2000	1999

Net asset value, beginning of period	$10.22	$9.75	$9.59	$9.15	$9.63	$9.68
Income from investment operations
Net investment income	0.08	0.39	0.48	0.54	0.55	0.56
Net realized and unrealized gains or losses on securities	-0.09	0.43	0.16	0.44	-0.48	-0.04
Total from investment operations	-0.01	0.82	0.64	0.98	0.07	0.52
Distributions to shareholders from
Net investment income	-0.15	-0.35	-0.48	-0.54	-0.55	-0.57
Net asset value, end of period	$10.06	$10.22	$9.75	$9.59	$9.15	$9.63
Total return[2]	-0.11%	8.50%	6.76%	10.98%	0.79%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$122,159	$146,427	$141,838	$108,073	$91,123	$48,091
Ratios to average net assets
Expenses[3]	1.01%[4]	0.95%	0.96%	1.00%	0.97%	0.95%
Net investment income	1.66%[4]	3.81%	4.91%	5.71%	5.89%	5.68%
Portfolio turnover rate	69%	129%	121%	86%	58%	98%

[1]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS B		2003	2002[1]	2001	2000	1999

Net asset value, beginning of period	$10.22	$9.75	$9.59	$9.15	$9.63	$9.68
Income from investment operations
Net investment income	0.03	0.31	0.42	0.47	0.48	0.49
Net realized and unrealized gains or losses on securities	-0.08	0.43	0.15	0.44	-0.48	-0.05
Total from investment operations	-0.05	0.74	0.57	0.91	0	0.44
Distributions to shareholders from
Net investment income	-0.11	-0.27	-0.41	-0.47	-0.48	-0.49
Net asset value, end of period	$10.06	$10.22	$9.75	$9.59	$9.15	$9.63
Total return[2]	-0.47%	7.69%	5.97%	10.15%	0.03%	4.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$47,389	$59,362	$47,016	$65,533	$82,665	$122,919
Ratios to average net assets
Expenses[3]	1.71%[4]	1.70%	1.71%	1.75%	1.71%	1.71%
Net investment income	0.96%[4]	3.04%	4.18%	4.98%	5.11%	4.99%
Portfolio turnover rate	69%	129%	121%	86%	58%	98%

[1]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS C		2003	2002[1]	2001	2000	1999

Net asset value, beginning of period	$10.22	$9.75	$9.59	$9.15	$9.63	$9.68
Income from investment operations
Net investment income	0.02	0.31	0.41	0.47	0.48	0.49
Net realized and unrealized gains or losses on securities	-0.07	0.43	0.16	0.44	-0.48	-0.05
Total from investment operations	-0.05	0.74	0.57	0.91	0	0.44
Distributions to shareholders from
Net investment income	-0.11	-0.27	-0.41	-0.47	-0.48	-0.49
Net asset value, end of period	$10.06	$10.22	$9.75	$9.59	$9.15	$9.63
Total return[2]	-0.47%	7.69%	5.97%	10.15%	0.03%	4.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,360	$26,013	$14,212	$11,188	$4,740	$5,605
Ratios to average net assets
Expenses[3]	1.71%[4]	1.70%	1.71%	1.74%	1.71%	1.70%
Net investment income	0.97%[4]	2.99%	4.15%	4.90%	5.12%	4.97%
Portfolio turnover rate	69%	129%	121%	86%	58%	98%

[1]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,
CLASS I1		2003	2002[2]	2001	2000	1999

Net asset value, beginning of period	$10.22	$9.75	$9.59	$9.15	$9.63	$9.68
Income from investment operations
Net investment income	0.09	0.41	0.50	0.56	0.57	0.59
Net realized and unrealized gains or losses on securities	-0.09	0.43	0.16	0.44	-0.48	-0.05
Total from investment operations	0	0.84	0.66	1.00	0.09	0.54
Distributions to shareholders from
Net investment income	-0.16	-0.37	-0.50	-0.56	-0.57	-0.59
Net asset value, end of period	$10.06	$10.22	$9.75	$9.59	$9.15	$9.63
Total return	0.04%	8.77%	7.02%	11.25%	1.04%	5.66%
Ratios and supplemental data
Net assets, end of period (thousands)	$456,859	$489,565	$327,753	$263,619	$231,417	$222,876
Ratios to average net assets
Expenses[3]	0.71%[4]	0.70%	0.71%	0.75%	0.71%	0.71%
Net investment income	1.94%[4]	4.02%	5.16%	5.97%	6.12%	5.96%
Portfolio turnover rate	69%	129%	121%	86%	58%	98%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 3.5%
Pinstripe I CDO, Ltd., Ser. 1A, Class B1, 2.04%, 05/01/2036 144A (h)	Aa3	$ 8,000,000	$ 7,797,500
SLMA:
Ser. 1997-4, Class A2, FRN, 1.76%, 01/25/2008	AAA	6,875,483	6,963,090
Ser. 1998-1, Class A2, FRN, 1.77%, 10/25/2011	AAA	7,525,175	7,606,350
Total Asset-Backed Securities			22,366,940
COLLATERALIZED MORTGAGE OBLIGATIONS 32.4%
Banc America Large Loan, Inc., Ser. 2001-7WTA, Class G, 2.62%, 01/27/2006 144A (h)	Ba2	8,000,000	7,782,500
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-FL1, Class C, 2.42%, 01/11/2010 144A	AA+	5,402,456	5,410,151
DLJ Comml. Mtge. Corp., Ser. 1999-STF1, Class B2, 4.21%, 07/05/2008 144A (h)	Baa3	2,676,654	2,674,981
FHLMC:
Ser. 1370, Class JA, 2.28%, 09/15/2022	AAA	719,716	735,493
Ser. 1498, Class I, 2.28%, 04/15/2023	AAA	500,000	511,519
Ser. 1533, Class FA, 2.23%, 06/15/2023	AAA	176,082	178,555
Ser. 1616, Class FB, 2.85%, 11/15/2008	AAA	3,954,697	4,050,528
Ser. 1671, Class TA, 1.625%, 02/15/2024	AAA	2,709,116	2,722,125
Ser. 2030, Class F, 1.62%, 02/15/2028	AAA	3,210,944	3,238,127
Ser. 2181, Class PF, 1.52%, 05/15/2029	AAA	1,645,160	1,643,586
Ser. 2183, Class TG, 7.00%, 07/15/2028	AAA	123,736	124,914
Ser. 2228, Class PE, 7.50%, 04/15/2030	AAA	550,951	574,011
Ser. 2262, Class Z, 7.50%, 10/15/2030	AAA	674,333	709,230
Ser. 2310, Class PC, 6.50%, 01/15/2030	AAA	700,718	705,819
Ser. 2314, Class PC, 6.50%, 11/15/2029	AAA	695,408	706,110
Ser. 2341, Class PE, 6.50%, 03/15/2030	AAA	727,753	737,979
Ser. 2359, Class PC, 6.00%, 07/15/2015	AAA	780,000	800,022
Ser. 2367, Class BC, 6.00%, 04/15/2016	AAA	484,935	499,056
Ser. 2374, Class PD, 5.50%, 04/15/2014	AAA	342,916	348,573
Ser. 2380, Class FL, 1.72%, 11/15/2031	AAA	11,247,511	11,433,290
Ser. 2395, Class FD, 1.72%, 05/15/2029	AAA	4,694,156	4,742,375
Ser. 2481, Class FE, 2.12%, 03/15/2032 (h)	AAA	8,081,118	8,319,132
Ser. SF1, Class A4, 2.52%, 05/15/2010 (h)	AAA	15,000,000	15,124,219
FNMA:
Ser. 1993-174, Class FD, 2.80%, 09/25/2008	AAA	1,962,000	1,972,594
Ser. 1993-221, Class FH, 2.23%, 12/25/2008	AAA	5,543,172	5,658,637
Ser. 1997-34, Class F, 1.78%, 10/25/2023	AAA	9,840,990	9,937,374
Ser. 1997-49, Class F, 1.625%, 06/17/2027	AAA	2,139,568	2,150,781
Ser. 1999-49, Class F, 1.52%, 05/25/2018	AAA	3,165,851	3,180,383
Ser. 1999-58, Class FA, 1.62%, 10/18/2027	AAA	1,349,355	1,351,483
Ser. 2000-32, Class FM, 1.57%, 10/18/2030	AAA	2,108,394	2,120,080
Ser. 2001-53, Class CF, 1.52%, 10/25/2031	AAA	1,447,944	1,451,030
Ser. 2002-13, Class FE, 2.02%, 02/27/2031 (h)	AAA	4,598,367	4,683,437
Ser. 2002-67, Class FA, 2.12%, 11/25/2032	AAA	7,327,554	7,544,493
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	AAA	8,531,601	9,347,436
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	AAA	11,648,998	12,333,377
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	AAA	$ 1,616,094	$ 1,770,633
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	AAA	19,480,000	20,468,797
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017 (h)	AAA	14,136,445	15,090,655
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	AAA	733,727	776,833
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	8,421,325	8,966,182
Ser. G93, Class FH, 2.28%, 04/25/2023	AAA	500,000	512,692
GNMA:
Ser. 2000-12, Class FQ, 1.77%, 06/16/2029	AAA	2,355,066	2,366,685
Ser. 2000-36, Class FG, 1.62%, 11/20/2030	AAA	2,377,921	2,391,422
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A,
6.36%, 06/12/2006 144A (h)	A+	3,406,824	3,515,949
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A-1, 7.18%,
09/15/2019	AAA	512,683	568,511
Lehman Brothers Comml. Mtge. Trust, Ser. 2002-LLFA, Class G,
2.12%, 06/14/2017 144A	A+	6,785,000	6,782,891
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%,
06/03/2030	AAA	800,000	852,822
Morgan Stanley Dean Witter Capital I, Ser. 2002-HQ, Class A1,
4.59%, 04/15/2034	AAA	1,561,379	1,621,122
PNC Mtge. Securities Corp.:
Ser. 1998-4, Class CB3, 6.85%, 05/25/2028	NA	2,918,110	2,984,014
Ser. 1999-1, Class CB2, 6.77%, 03/25/2029	NA	3,021,194	3,093,810
Residential Funding Mtge. Securities, Ser. 1995-J4, Class 1,
6.90%, 05/28/2025 (h)	AAA	1,370,054	1,382,898
Total Collateralized Mortgage Obligations			208,649,316
CORPORATE BONDS 6.4%
FINANCIALS 5.3%
Capital Markets 0.7%
Morgan Stanley, 5.30%, 03/01/2013	A+	4,500,000	4,575,236
Commercial Banks 1.6%
Bank of America Corp., 4.875%, 01/15/2013 (p)	A+	5,000,000	4,982,320
Bayerische Landesbank, 2.60%, 10/16/2006	AAA	5,000,000	4,980,525
9,962,845
Consumer Finance 0.7%
General Electric Capital Corp., 6.00%, 06/15/2012	AAA	4,000,000	4,311,720
Diversified Financial Services 0.8%
Citigroup, Inc., 5.625%, 08/27/2012	A+	5,000,000	5,284,375
Insurance 1.5%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/2011 144A	AAA	4,000,000	4,407,468
Allstate Corp., 6.125%, 02/15/2012	A+	5,000,000	5,436,830
9,844,298
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.3%
Industrial Conglomerates 0.3%
General Electric Co., 5.00%, 02/01/2013 ##	AAA	$ 2,000,000	$ 2,016,368
INFORMATION TECHNOLOGY 0.8%
Computers & Peripherals 0.8%
International Business Machines Corp., 4.75%, 11/29/2012 ##	A+	5,000,000	5,008,970
Total Corporate Bonds			41,003,812
MORTGAGE-BACKED SECURITIES 45.9%
FHLMC:
5.00%, TBA #	AAA	28,750,000	28,886,719
5.50%, TBA #	AAA	42,000,000	42,354,396
6.00%, TBA #	AAA	58,200,000	60,085,375
6.50%, 02/01/2010-09/01/2028 ##	AAA	27,511,187	28,858,859
7.00%, 12/01/2029-07/01/2032 ##	AAA	11,444,548	12,045,139
7.50%, 05/01/2027-08/01/2028 ##	AAA	2,802,896	2,999,001
8.00%, 08/01/2023-11/01/2028 ##	AAA	794,655	866,960
9.00%, 01/01/2017 ##	AAA	333,344	371,031
9.50%, 09/01/2020	AAA	149,583	167,329
10.00%, 12/01/2019-08/01/2021	AAA	215,652	242,901
10.50%, 12/01/2019 ##	AAA	426,200	482,781
FNMA:
4.50%, TBA #	AAA	10,000,000	9,990,620
5.00%, TBA #	AAA	27,000,000	26,637,174
5.50%, TBA #	AAA	20,000,000	20,187,500
5.90%, 04/01/2012 h##	AAA	3,448,463	3,742,660
5.92%, 02/01/2012 ##	AAA	3,586,920	3,886,021
6.00%, 02/01/2008-09/01/2013 ##	AAA	1,635,183	1,706,637
6.22%, 08/01/2012 h##	AAA	4,197,126	4,641,759
6.28%, 05/01/2011 h##	AAA	5,850,258	6,493,786
6.35%, 01/01/2011 h##	AAA	2,000,000	2,217,500
6.39%, 04/01/2008 ##	AAA	3,388,228	3,723,954
6.40%, 08/01/2011 h##	AAA	2,560,775	2,845,661
6.50%, 11/01/2003-10/01/2033 ##	AAA	7,758,650	8,179,997
6.80%, 01/01/2011 h##	AAA	3,000,000	3,404,063
7.00%, 11/01/2026-02/01/2032 ##	AAA	2,702,606	2,847,010
7.50%, 07/01/2023-05/01/2027 ##	AAA	1,461,829	1,564,941
8.00%, 10/01/2026-09/01/2028 ##	AAA	1,152,865	1,251,710
8.50%, 07/01/2029-08/01/2029 ##	AAA	149,102	160,801
9.50%, 06/01/2022 ##	AAA	183,543	204,790
11.00%, 01/01/2016 ##	AAA	236,800	268,414
11.25%, 02/01/2016 ##	AAA	361,809	411,317
GNMA:
6.00%, 02/15/2009-03/15/2033 ##	AAA	3,591,223	3,720,985
6.50%, 12/15/2025-09/20/2033 ##	AAA	2,348,872	2,455,774
7.00%, 12/15/2022-12/15/2032 ##	AAA	3,095,249	3,286,189
7.34%, 10/20/2021-09/20/2022 ##	AAA	1,395,727	1,487,200
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
GNMA:
7.50%, 02/15/2022-06/15/2032 ##	AAA	$ 2,632,935	$ 2,821,871
8.00%, 09/15/2009	AAA	53,067	56,863
8.50%, 02/15/2023	AAA	30,282	33,300
9.50%, 01/15/2019-02/15/2021 ##	AAA	407,534	452,675
10.00%, 12/15/2018	AAA	127,679	144,160
Total Mortgage-Backed Securities			296,185,823
U.S. GOVERNMENT & AGENCY OBLIGATIONS 20.2%
FHLB:
2.04%, 08/28/2013 ##	AAA	15,000,000	14,997,000
3.25%, 08/15/2005 ##	AAA	5,000,000	5,111,205
4.625%, 04/15/2005 ##	AAA	5,000,000	5,214,725
5.125%, 03/06/2006 ##	AAA	5,000,000	5,324,635
FHLMC:
2.875%, 09/15/2005 (p)	AAA	5,500,000	5,584,606
3.50%, 09/15/2007 ##	AAA	10,000,000	10,152,090
4.25%, 06/15/2005 (p)	AAA	15,000,000	15,573,150
5.25%, 01/15/2006 ##	AAA	4,000,000	4,259,404
5.50%, 07/15/2006 (p)	AAA	15,000,000	16,177,695
5.80%, 09/02/2008 ##	AAA	2,000,000	2,202,776
FNMA:
0.93%, 01/01/2004 ##	AAA	4,139,860	4,140,105
2.125%, 04/15/2006 (p)	AAA	15,000,000	14,936,700
2.875%, 10/15/2005 (p)	AAA	5,000,000	5,083,500
4.00%, 09/02/2008 ##	AAA	10,000,000	10,062,950
7.125%, 03/15/2007 ##	AAA	10,000,000	11,351,470
Total U.S. Government & Agency Obligations			130,172,011
U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds, 5.375%, 02/15/2031 (p)	AAA	10,500,000	10,853,965
U.S. Treasury Notes:
1.50%, 02/28/2005-07/31/2005 (p)	AAA	10,000,000	9,991,215
1.625%, 01/31/2005 (p)	AAA	10,000,000	10,031,260
2.00%, 08/31/2005 (p)	AAA	11,000,000	11,053,284
2.125%, 08/31/2004 ##	AAA	1,000,000	1,008,047
3.50%, 11/15/2006 (p)	AAA	2,500,000	2,581,055
4.375%, 05/15/2007 (p)	AAA	8,000,000	8,466,880
4.625%, 05/15/2006 (p)	AAA	2,800,000	2,972,486
Total U.S. Treasury Obligations			56,958,192
YANKEE OBLIGATIONS-CORPORATE 1.2%
FINANCIALS 1.2%
Commercial Banks 1.2%
HBOS Treasury Services plc, 3.75%, 09/30/2008 144A	AA	5,000,000	5,004,975
HSBC Holdings plc, 5.25%, 12/12/2012	A	3,000,000	3,050,742
Total Yankee Obligations-Corporate			8,055,717
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 29.5%
MUTUAL FUND SHARES 29.5%
Evergreen Institutional Money Market Fund (o)	70,129,043	$ 70,129,043
Navigator Prime Portfolio (pp)	120,058,770	120,058,770
Total Short-Term Investments		190,187,813
Total Investments (cost $949,924,123) 147.9%		953,579,624
Other Assets and Liabilities (47.9%)		(308,813,224)
Net Assets 100.0%		$ 644,766,400

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under the guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
TBA	To Be Announced
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 949,924,123
Net unrealized gains on securities	3,655,501

Market value of securities	953,579,624
Receivable for securities sold	28,848,414
Principal paydown receivable	254,635
Receivable for Fund shares sold	45,537
Interest receivable	3,937,219
Receivable for securities lending income	8,271
Prepaid expenses and other assets	177,275

Total assets	986,850,975

Liabilities
Dividends payable	1,767,599
Payable for securities purchased	217,618,863
Payable for Fund shares redeemed	2,495,535
Payable for securities on loan	120,058,770
Advisory fee payable	22,279
Distribution Plan expenses payable	8,432
Due to other related parties	5,304
Accrued expenses and other liabilities	107,793

Total liabilities	342,084,575

Net assets	$ 644,766,400

Net assets represented by
Paid-in capital	$ 654,346,686
Overdistributed net investment income	(5,829,859)
Accumulated net realized losses on securities	(7,405,928)
Net unrealized gains on securities	3,655,501

Total net assets	$ 644,766,400

Net assets consists of
Class A	$ 122,158,800
Class B	47,388,801
Class C	18,359,554
Class I	456,859,245

Total net assets	$ 644,766,400

Shares outstanding
Class A	12,140,469
Class B	4,709,535
Class C	1,824,566
Class I	45,403,078

Net asset value per share
Class A	$ 10.06
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.56
Class B	$ 10.06
Class C	$ 10.06
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.16
Class I	$ 10.06

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$ 9,423,883

Expenses
Advisory fee	1,488,572
Distribution Plan expenses
Class A	207,802
Class B	276,605
Class C	114,024
Administrative services fee	354,422
Transfer agent fees	460,349
Trustees' fees and expenses	7,596
Printing and postage expenses	20,628
Custodian fees	108,784
Registration and filing fees	49,279
Professional fees	14,248
Other	13,974

Total expenses	3,116,283
Less: Expense reductions	(1,457)
Expense reimbursements	(2,140)

Net expenses	3,112,686

Net investment income	6,311,197

Net realized and unrealized gains or losses on securities
Net realized gains on securities	2,821,106
Net change in unrealized gains or losses on securities	(9,676,994)

Net realized and unrealized gains or losses on securities	(6,855,888)

Net decrease in net assets resulting from operations	$ (544,691)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited)		April 30, 2003

Operations
Net investment income		$ 6,311,197		$ 24,107,436
Net realized gains on securities		2,821,106		17,673,872
Net change in unrealized gains or losses on securities		(9,676,994)		7,235,603

Net increase (decrease) in net assets resulting from operations		(544,691)		49,016,911

Distributions to shareholders from
Net investment income
Class A		(2,022,659)		(5,099,288)
Class B		(611,803)		(1,535,465)
Class C		(252,530)		(616,085)
Class I		(7,892,751)		(14,724,478)

Total distributions to shareholders		(10,779,743)		(21,975,316)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,288,577	13,107,790	17,049,018	170,302,635
Class B	384,134	3,904,406	2,882,631	28,877,383
Class C	166,733	1,686,837	2,223,637	22,247,604
Class I	6,382,799	64,938,793	30,137,028	303,895,597

		83,637,826		525,323,219

Net asset value of shares issued in reinvestment of distributions
Class A	119,705	1,214,404	349,844	3,520,371
Class B	36,004	365,319	105,992	1,067,084
Class C	13,773	139,755	41,734	420,537
Class I	537,265	5,448,050	1,335,306	13,447,251

		7,167,528		18,455,243

Automatic conversion of Class B shares to Class A shares
Class A	197,268	2,003,130	508,392	5,130,200
Class B	(197,268)	(2,003,130)	(508,392)	(5,130,200)

		0		0

Payment for shares redeemed
Class A	(3,819,502)	(38,670,318)	(18,115,090)	(180,977,585)
Class B	(1,324,479)	(13,380,453)	(1,489,516)	(14,974,107)
Class C	(902,463)	(9,112,135)	(1,175,934)	(11,830,083)
Class I	(13,414,278)	(135,877,151)	(17,152,118)	(172,490,229)

		(197,040,057)		(380,272,004)

Net asset value of shares issued in acquisitions
Class A	20,363	208,806	0	0
Class I	3,973,896	40,749,601	0	0

		40,958,407		0

Net increase (decrease) in net assets resulting from capital share transactions		(65,276,296)		163,506,458

Total increase (decrease) in net assets		(76,600,730)		190,548,053
Net assets
Beginning of period		721,367,130		530,819,077

End of period		$ 644,766,400		$ 721,367,130

Overdistributed net investment income		$ (5,829,859)		$ (399,150)

See Notes to Financial Statements

17

STATEMENT OF CASH FLOWS

Six Months Ended October 31, 2003 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:

Net decrease in net assets from operations	$ (544,691)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(606,274,338)
Proceeds from disposition of investment securities	694,367,567
Sale of short-term investment securities, net	23,915,922
Decrease in interest receivable	857,340
Decrease in receivable for securities sold	142,242,215
Decrease in receivable for Fund shares sold	3,560,505
Increase in other assets	(27,332)
Decrease in payable for securities purchased	(236,190,701)
Increase in payable for mortgage dollar roll transactions	43,087,733
Decrease in payable for Fund shares redeemed	(1,388,903)
Increase in accrued expenses	38,742
Unrealized depreciation on investments	9,142,715
Net realized gains from investments	1,873,596

Net cash provided by operating activities	74,660,370

Cash Flows from Financing Activities:
Decrease in additional paid-in capital	(72,443,824)
Cash distributions paid	(2,216,546)

Net cash used in financing activities	(74,660,370)

Net increase in cash	$ 0

Cash:
Beginning of year	$ 0

End of year	$ 0

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $2,140. Total amounts subject to recoupment as of October 31, 2003 were $6,412.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets on an annualized basis.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITIONS

Effective on the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Offit U.S. Government Securities Fund in a tax-free exchange for Class I shares of the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Effective on the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Offit Mortgage Securities Fund in a tax-free exchange for Class A and Class I shares of the Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of the Fund immediately after each acquisition were as follows:

	Value of Net	Number of	Unrealized
Acquired Fund	Assets Acquired	Shares Issued	Appreciation

Evergreen Offit	$20,074,892	1,957,708 Class I	$ 316,122
U.S. Government
Securities Fund

Evergreen Offit	$20,883,515	20,363 Class A	$ 183,943
Mortgage Securities		2,016,188 Class I
Fund

The aggregate net assets of the Fund immediately after these acquisitions were $744,329,603.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$529,381,851	$36,364,150	$528,963,889	$33,153,998

During the six months ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $117,781,094 and $120,058,770, respectively. During the six months ended October 31 2003, the Fund earned $97,566 in income from securities lending which is included in interest income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $949,924,123. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,333,770 and $2,678,269, respectively, with a net unrealized appreciation of $3,655,501.

As of April 30, 2003, the Fund had $9,524,053 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2004	2005	2007	2008	2009

$2,226,686	$724,690	$1,281,377	$4,853,705	$437,595

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564359 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: December 31, 2003